UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

800 Westchester Ave, Suite N-611
Rye Brook, NY 10573

(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave, Suite N-611
Rye Brook, NY 10573

(Name and address of agent for service)

Registrant's telephone number, including area code:   1-888-934-0777

Date of fiscal year end:   April 30

Date of reporting period:   April 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL REPORT | APRIL 30, 2010

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ CPI Inflation Hedged ETF
IQ ARB Global Resources ETF
IQ ARB Merger Arbitrage ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ South Korea Small Cap ETF

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

Shareholder Letter (unaudited)

Dear Shareholder:

The twelve months ended April 30, 2010 marked a considerable recovery in the global markets. Many of the asset classes that were hit hardest during the financial crisis were the top performers during this period. The real estate and emerging market equity segments, for example, were two of the strongest performers after they were amongst the worst performers in the crisis. Although most asset classes, including equities, bonds and currencies, fared well during this period, there were significant differences in the magnitude of returns.

As a result, investors have recognized that having a well-diversified portfolio is critical to long-term investment success. Alternative investments have historically provided investors with added diversification to their portfolios. By marrying the diversification benefits of alternative investments and the growth of exchange-traded funds (ETFs), IndexIQ is seeking to provide investors with innovative tools in a dynamic market environment.*

During the past year, alternative asset strategies, including hedge fund replication strategies such as our IQ Hedge Multi-Strategy Tracker ETF (QAI), continued to gain wider market acceptance. IndexIQ decided to leverage off its success with QAI by launching a range of products designed to provide investors with various investment solutions. These funds include: a global tactical asset allocation fund, the IQ Hedge Macro Tracker ETF; a multi-asset class real return fund, the IQ CPI Inflation Hedged ETF; a diversified global natural resources fund, the IQ ARB Global Resources ETF; the first merger arbitrage ETF, IQ ARB Merger Arbitrage ETF; and a number of small cap country ETFs (IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ South Korea Small Cap ETF). All of these funds are designed to give investors more options in meeting their multi-faceted investment objectives.

We at IndexIQ call ourselves “The alternative to alternatives” because, despite the attractive features of alternative assets, for the most part, these strategies have not been available to the majority of investors in a liquid and transparent manner. We believe that our solutions bridge this gap by giving investors the alternative asset performance characteristics they are looking for, but in a more liquid and transparent (daily holdings are published) manner relative to typical alternative asset strategies.

I want to personally thank you for your interest in IndexIQ and our investment products. I invite you to visit us at www.indexiq.com or call us at (888) 934-0777 for more information on our company and our investment solutions.

Adam S. Patti
Chief Executive Officer
Registered Representative of ALPS Distributors, Inc.

*	Diversification does not eliminate the risk of experiencing investment loss.

Management’s Discussion and Analysis (unaudited)

IQ Hedge Multi-Strategy Tracker ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, which seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles, which may include but are not limited to macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers. The Fund implements its strategy by investing primarily in ETFs representing various asset classes. The Fund does not invest directly in hedge funds.

For the 12-month period ended April 30, 2010, the Fund (NAV) returned 8.00% versus 12.49% and 38.84% for the HFRI Fund of Funds Composite Index and the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”), respectively.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to emerging equity markets and the high yield bond market. The Fund also benefitted from positions in broad bond ETFs as interest rates remained at historical lows.

The primary drivers of negative performance were the Fund’s negative exposures to international equities, U.S. small cap equities, and real estate.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2010)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Hedge Multi-Strategy Tracker ETF
(as of April 30, 2010)

	1 Year	Since Inception[1]
	Average Annual	Average Annual	Cumulative
IQ Hedge Multi-Strategy Tracker ETF Market Price[2]	7.46%	8.61%	9.52%
IQ Hedge Multi-Strategy Tracker ETF NAV	8.00%	8.83%	9.77%
IQ Hedge Multi-Strategy Index	8.60%	10.02%	10.51%
HFRI Fund of Funds Composite Index[3]	12.49%	12.56%[4]	13.68%[4]
HFRX Global Hedge Fund Index[3]	13.52%	13.78%[4]	15.02%[4]
S&P 500 Index	38.84%	46.02%	47.54%

1	Fund Inception Date: 3/24/2009

2

The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

3

The Advisor has removed the HFRX Global Hedge Fund Index as a benchmark for the Fund and replaced it with the HFRI Fund of Funds Composite Index because the Advisor believes the HFRI Fund of Funds Composite Index is more consistent with the investment strategy of the Fund and the manner in which the Fund’s Underlying Index is constructed.

4	From 3/31/2009

Management’s Discussion and Analysis (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (3/24/2009) to the first day of secondary market trading in shares of the Fund (3/25/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.77%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Fund of Funds Composite Index (“HFRI FoF Composite Index”) is an equally weighted hedge fund index including over 800 domestic and off-shore funds of funds.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as their underlying indexes. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed-income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

Management’s Discussion and Analysis (unaudited) (continued)

IQ Hedge Macro Tracker ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Hedge Macro Index, which seeks to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy. The Fund implements its strategy by investing primarily in ETFs representing various asset classes. The Fund does not invest directly in hedge funds.

For the period since Fund inception (June 8, 2009) through April 30, 2010, the Fund (NAV) returned 7.16% versus 8.88% and 24.47% for the HFRI Fund of Funds Composite Index and the MSCI World Index.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to emerging equity markets and the commodity market. The Fund also benefitted from positions in global currencies as declining interests enabled a profitable carry trade strategy.

The primary drivers of negative performance were the Fund’s negative exposures to U.S. small cap equities and real estate.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2010)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ Hedge Macro Tracker ETF
(as of April 30, 2010)

Since Inception[1]
Cumulative
IQ Hedge Macro Tracker ETF Market Price[2]	7.43%
IQ Hedge Macro Tracker ETF NAV	7.16%
IQ Hedge Macro Index	7.19%
HFRI Fund of Funds Composite Index	8.88%[3]
MSCI World Index	24.47%

1	Fund Inception Date: 6/08/2009

2

The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

3	From 5/31/2009

Management’s Discussion and Analysis (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (6/8/2009) to the first day of secondary market trading in shares of the Fund (6/9/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.76%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The HFRI Fund of Funds Composite Index (“HFRI FoF Composite Index”) is an equally weighted hedge fund index including over 800 domestic and off-shore funds of funds.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors. The Fund does not invest in hedge funds.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as their underlying indexes. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates. Leverage, including borrowing, will cause some of the Fund’s underlying ETFs to be more volatile than if the underlying ETFs had not been leveraged.

Management’s Discussion and Analysis (unaudited) (continued)

IQ CPI Inflation Hedged ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ CPI Inflation Hedged Index, which seeks to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

For the period since Fund (NAV) inception (October 26, 2009) through April 30, 2010, the Fund returned –0.04%.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in ETFs, to gold and oil. The Fund also benefitted from positions in short term bonds.

The primary drivers of negative performance were the Fund’s long exposures to the Japanese Yen and long term bonds as the yield curve steepened.*

* “Yield curve” refers to the difference in yield between long-term U.S. Treasury securities and short-term U.S. Treasury securities.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2010)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ CPI Inflation Hedged ETF
(as of April 30, 2010)

Since Inception[1]
Cumulative
IQ CPI Inflation Hedged ETF Market Price[2]	–0.24%
IQ CPI Inflation Hedged ETF NAV	–0.04%
IQ CPI Inflation Hedged Index	0.26%
Consumer Price Index	0.85%[3]
Barclays Capital U.S. TIPS Index	4.78%

1	Fund Inception Date: 10/26/2009

2

The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

3	From 10/31/2009.

Management’s Discussion and Analysis (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (10/26/2009) to the first day of secondary market trading in shares of the Fund (10/27/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.50%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The Consumer Price Index (the “CPI”) is published by the Bureau of Labor Statistics. The CPI is a measure of the average change in prices over time of goods and services purchased by households.

The Barclays Capital U.S. TIPS Index measures the performance of inflation protected public obligations of the U.S. Treasury, also known as “TIPS.”

The Fund is non-diversified and may be susceptible to greater losses if a single portfolio investment declines than would a diversified mutual fund. The Fund is not suitable for all investors.

There is no guarantee that the Fund itself, or each of the ETFs in the Fund’s portfolio, will perform exactly as their underlying indexes. The Fund’s investment performance depends on the investment performance of the underlying ETFs in which it invests. The Fund’s underlying ETFs invest in: foreign securities, which subject them to risk of loss not typically associated with domestic markets, such as currency fluctuations and political uncertainty; commodities markets, which subject them to greater volatility than investments in traditional securities, such as stocks and bonds; and fixed income securities, which subject them to credit risk, the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt, and interest rate risk, changes in the value of a fixed income security resulting from changes in interest rates.

Management’s Discussion and Analysis (unaudited) (continued)

IQ ARB Global Resources ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ ARB Global Resources Index, which seeks to identify investment opportunities in the global resources market segment based on momentum and valuation factors.

For the period since Fund (NAV) inception (October 26, 2009) through April 30, 2010, the Fund returned 10.18% versus –0.27% for the Dow Jones-UBS Commodity Index.

The principal positive contributors to Fund performance for the period, in aggregate, were the Fund’s exposures, through investments in equities, to precious metals, coal and timber. The Fund also benefitted from long equity positions in Industrial metals and water.

The primary drivers of negative performance were the Fund’s negative exposure as a market hedge to U.S. and international equity markets.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2010)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ ARB Global Resources ETF
(as of April 30, 2010)

Since Inception[1]
Cumulative
IQ ARB Global Resources ETF Market Price[2]	10.10%
IQ ARB Global Resources ETF NAV	10.18%
IQ ARB Global Resources Index	11.11%
Dow Jones-UBS Commodity Index	–0.27%

1	Fund Inception Date: 10/26/2009

2

The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

Management’s Discussion and Analysis (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (10/26/2009) to the first day of secondary market trading in shares of the Fund (10/27/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.79%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The Dow Jones-UBS Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

As the Fund’s investments are concentrated in the global resources sector, the value of its shares will be affected by factors specific to that sector and generally will fluctuate more widely than that of a fund which invests in a broad range of industries. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. Loss may result because of less foreign government regulation, less public information, less economic, political and social stability, or other factors. The Fund is exposed to mid and small capitalization companies risk. Stock prices of mid and small capitalization companies generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments. Since the Fund may invest directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, the Fund is subject to the risk that those currencies will decline in value relative to the U.S. that the U.S. dollar will decline in value relative to the currency being hedged. The ETF is new and has limited operating history. The ETF should be considered a speculative investment with a high degree of risk, does not represent a complete investment program and is not suitable for all investors.

Management’s Discussion and Analysis (unaudited) (continued)

IQ ARB Merger Arbitrage ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ ARB Merger Arbitrage Index, which seeks to identify investment opportunities in the acquisition and merger market segment globally.

For the period since Fund (NAV) inception (November 16, 2009) through April 30, 2010, the Fund returned 5.37% versus 3.05% for the MSCI World Index.

The principle positive contributors to Fund performance for the period were the Fund’s positions to Smith International (SII), BJ Services Co (BJS), and Sun Microsystems (JAVA). The Fund also benefitted from long equity positions in Allied Capital Group (ALD).

The primary drivers of negative performance were the Fund’s positions in Allegheny Energy Inc. (AYE), Airgas (ARG) and Cimpor Cimentos.

Hypothetical Growth of a $10,000 Investment
(Since Inception Through 4/30/2010)

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance.

Fund Performance History

IQ ARB Merger Arbitrage ETF
(as of April 30, 2010)

Since Inception[1]
Cumulative

IQ ARB Merger Arbitrage ETF Market Price[2]	5.61%
IQ ARB Merger Arbitrage ETF NAV	5.37%
IQ ARB Merger Arbitrage Index	5.88%
MSCI World Index	3.05%

1	Fund Inception Date: 11/16/2009

2

The price used to calculate Market Price returns is determined by using the closing price listed on the NYSE Arca and does not represent returns an investor would receive if shares were traded at other times.

Management’s Discussion and Analysis (unaudited) (continued)

Since the shares of the Fund did not trade in the secondary market until the day after the Fund’s commencement, for the period from commencement (11/16/2009) to the first day of secondary market trading in shares of the Fund (11/17/2009), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted above represents past performance. Past performance does not guarantee future results. The investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current Fund performance may be lower or higher than performance data quoted. Fund performance that is current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.indexiq.com. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on the Fund’s distributions or redemption of the Fund’s shares. The gross total annual operating expense ratio of the Fund was 0.77%.

Index performance is for illustrative purposes only and does not represent actual Fund performance. One cannot invest directly in an index. Performance data for the Index assumes reinvestment of dividends and is net of the management fees for the Index’s components, as applicable, but it does not reflect management fees, transaction costs or other expenses that you would pay if you invested in the Fund directly.

The MSCI World Index is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed market (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

Certain of the proposed takeover transactions in which the Fund invests may be renegotiated, terminated or involve a longer time frame than originally contemplated, which may negatively impact the Fund’s returns. The Fund’s investment strategy may result in high portfolio turnover, which, in turn, may result in increased transaction costs to the Fund and lower total returns. The Fund is susceptible to foreign securities risk — since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets, including currency transaction risk. Diversification does not eliminate the risk of experiencing investment losses. Stock prices of mid and small capitalization companies generally are more volatile than those of larger companies and also more vulnerable than those of larger capitalization companies to adverse economic developments. The ETF is new and has limited operating history. The ETF should be considered a speculative investment with a high degree of risk, does not represent a complete investment program and is not suitable for all investors.

IQ Canada Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Canada Small Cap Index, which seeks to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

Fund performance information has been excluded due to the limited time for which the Fund was active during the reporting period (Fund inception date: March 22, 2010).

As the Fund’s investments are concentrated in Canada, the value of its shares will be affected by factors specific to Canada and may fluctuate more widely than that of a fund which invests in a broad range of countries. Any negative changes in the agricultural or mining industries could have an adverse impact on the Canadian economy. The Canadian economy is heavily dependent upon trading with its key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments.

Management’s Discussion and Analysis (unaudited) (continued)

IQ Australia Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ Australia Small Cap Index, which seeks to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

Fund performance information has been excluded due to the limited time for which the Fund was active during the reporting period (Fund inception date: March 22, 2010).

As the Fund’s investments are concentrated in Australia, the value of its shares will be affected by factors specific to Australia and may fluctuate more widely than that of a fund which invests in a more diversified manner. Any negative changes in the agricultural or mining industries could have an adverse impact on the Australian economy. The Australian economy is heavily dependent upon trading with its key partners, including the U.S., Asia and Europe. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests. The Fund is susceptible to foreign securities risk — since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments.

IQ South Korea Small Cap ETF

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of the IQ South Korea Small Cap Index, which seeks to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in South Korea.

Fund performance information has been excluded due to the limited time for which the Fund was active during the reporting period (Fund inception date: April 13, 2010).

As the Fund’s investments are concentrated in South Korea, the value of its shares will be affected by factors specific to South Korea and may fluctuate more widely than that of a fund which invests in abroad range of countries and in developed markets. Investments in South Korea can be impacted by several factors, including a natural disaster in South Korea, a reduction in trading activity with its key trading partners, labor-related issues, and security issues, as any outbreak of hostilities between North and South Korea could have a severe adverse effect on the South Korean economy and its securities markets. The Fund is susceptible to foreign securities risk. Since the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. The Fund is concentrated in small capitalization companies, whose stock prices generally are more volatile than those of larger companies and also are more vulnerable than those of large capitalization companies to adverse business and economic developments.

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period Ended 4/30/10” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying ETF investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses (unaudited) (continued)

	Beginning Account Value	Ending Account Value 04/30/10	Annualized Expense Ratios for the Period	Expenses Paid for Period Ended 04/30/2010
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,015.26	0.77%	$3.85	*
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	0.77%	$3.86	*
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$1,021.71	0.76%	$3.81	*
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81	*
IQ CPI Inflation Hedged ETF
Actual	$1,000.00	$997.20	0.50%	$2.48	*
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	0.50%	$2.51	*
IQ ARB Global Resources ETF
Actual	$1,000.00	$1,134.05	0.79%	$4.18	*
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	0.79%	$3.96	*
IQ ARB Merger Arbitrage ETF[1]
Actual	$1,000.00	$1,053.68	0.77%	$3.57	**
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	0.77%	$3.86	*
IQ Australia Small Cap ETF[2]
Actual	$1,000.00	$1,025.60	0.71%	$0.77	†
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	0.71%	$3.56	*
IQ Canada Small Cap ETF[3]
Actual	$1,000.00	$1,040.80	0.71%	$0.77	†
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	0.71%	$3.56	*
IQ South Korea Small Cap ETF[4]
Actual	$1,000.00	$1,020.00	0.79%	$0.37	††
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	0.79%	$3.96	*

1	IQ ARB Merger Arbitrage ETF commenced operations on November 16, 2009.

2	IQ Australia Small Cap ETF commenced operations on March 22, 2010.

3	IQ Canada Small Cap ETF commenced operations on March 22, 2010.

4	IQ South Korea Small Cap ETF commenced operations on April 13, 2010.

*	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

**

Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 166/365 (to reflect the period since commencement of operations).

†

Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 40/365 (to reflect the period since commencement of operations).

††

Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 18/365 (to reflect the period since commencement of operations).

Premium and Discount Frequency Data (unaudited)

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Closing Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds. The information shown for each Fund is for the period from the inception date of such fund through April 30, 2010.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	Premium		Discount
Differential	Number of Days Market Price >= NAV	Market Price >= NAV % of Total Days	Number of Days Market Price < NAV	Market Price < NAV % of Total Days
IQ Hedge Multi-Strategy ETF
March 24, 2009 – April 30, 2010
$.00-$.249	166	60.15%	106	38.41%
$.25-$.499	1	0.36%	2	0.72%
$.50-$.749	0	0.00%	0	0.00%
$.75-$1.00	0	0.00%	0	0.00%
>$1.00	1	0.36%	0	0.00%

Total	168	60.87%	108	39.13%

IQ Hedge Macro Tracker ETF
June 8, 2009 – April 30, 2010
$.00-$.249	98	43.75%	118	52.68%
$.25-$.499	1	0.45%	3	1.34%
$.50-$.749	0	0.00%	2	0.89%
$.75-$1.00	0	0.00%	0	0.00%
>$1.00	2	0.89%	0	0.00%

Total	101	45.09%	123	54.91%

IQ CPI Inflation Hedged ETF
October 26, 2009 – April 30, 2010
$.00-$.249	71	56.35%	52	41.27%
$.25-$.499	2	1.59%	1	0.79%
$.50-$.749	0	0.00%	0	0.00%
$.75-$1.00	0	0.00%	0	0.00%
>$1.00	0	0.00%	0	0.00%

Total	73	57.94%	53	42.06%

Premium and Discount Frequency Data (unaudited) (continued)

April 30, 2010

	Premium		Discount
Differential	Number of Days Market Price >= NAV	Market Price >= NAV % of Total Days	Number of Days Market Price < NAV	Market Price < NAV % of Total Days
IQ ARB Global Resources ETF
October 26, 2009 – April 30, 2010
$.00-$.249	62	49.21%	18	14.29%
$.25-$.499	23	18.25%	7	5.56%
$.50-$.749	8	6.35%	4	3.17%
$.75-$1.00	0	0.00%	1	0.79%
>$1.00	2	1.59%	1	0.79%

Total	95	75.40%	31	24.60%

IQ ARB Merger Arbitrage ETF
November 16, 2009 – April 30, 2010
$.00-$.249	55	48.67%	7	6.19%
$.25-$.499	32	28.32%	1	0.89%
$.50-$.749	12	10.62%	2	1.77%
$.75-$1.00	4	3.54%	0	0.00%
>$1.00	0	0.00%	0	0.00%

Total	103	91.15%	10	8.85%

IQ Canada Small Cap ETF
March 22, 2010 – April 30, 2010
$.00-$.249	16	57.14%	7	25.00%
$.25-$.499	4	14.29%	0	0.00%
$.50-$.749	0	0.00%	0	0.00%
$.75-$1.00	0	0.00%	0	0.00%
>$1.00	1	3.57%	0	0.00%

Total	21	75.00%	7	25.00%

IQ Australia Small Cap ETF
March 22, 2010 – April 30, 2010
$.00-$.249	12	42.86%	4	14.29%
$.25-$.499	7	25.00%	1	3.57%
$.50-$.749	2	7.14%	1	3.57%
$.75-$1.00	1	3.57%	0	0.00%
>$1.00	0	0.00%	0	0.00%

Total	22	78.57%	6	21.43%

IQ South Korea Small Cap ETF
April 13, 2010 – April 30, 2010
$.00-$.249	7	53.85%	1	7.69%
$.25-$.499	3	23.08%	1	7.69%
$.50-$.749	0	0.00%	1	7.69%
$.75-$1.00	0	0.00%	0	0.00%
>$1.00	0	0.00%	0	0.00%

Total	10	76.93%	3	23.07%

Portfolio Summaries (unaudited)

April 30, 2010

SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF Net Assets ($ mil): $92.6

Investments	% of Net Assets
Debt Funds	56.0%
Equity Funds	29.5
Asset Allocation Fund	7.4
Commodity Fund	3.0

Total Investments	95.9
Other Assets in Excess of Liabilities	4.1

Net Assets	100.0%

IQ Hedge Macro Tracker ETF Net Assets ($ mil): $10.6

Investments	% of Net Assets
Debt Funds	53.5%
Equity Funds	32.5
Commodity Fund	6.5
Asset Allocation Fund	3.9

Total Investments	96.4
Other Assets in Excess of Liabilities	3.6

Net Assets	100.0%

IQ CPI Inflation Hedged ETF Net Assets ($ mil): $13.7

Investments	% of Net Assets
Debt Funds	86.3%
Asset Allocation Fund	8.0
Commodity Fund	1.9
Equity Funds	0.1

Total Investments	96.3
Other Assets in Excess of Liabilities	3.7

Net Assets	100.0%

IQ ARB Global Resources ETF Net Assets ($ mil): $8.2

Investments	% of Net Assets
Coal	20.7%
Precious Metals	18.2
Timber	17.2
Grains, Food & Fiber	13.9
Energy	10.0
Water	6.3
Livestock	2.6
Industrial Metals	1.6

Total Investments	90.5
Other Assets in Excess of Liabilities	9.5

Net Assets	100.0%

IQ ARB Merger Arbitrage ETF Net Assets ($ mil): $31.6

Investments	% of Net Assets
Energy	29.4%
Pharmaceuticals, Biotechnology &
Life Sciences	10.6
Materials	8.4
Utilities	4.4
Consumer Services	2.1
Information Technology	1.9
Software & Services	1.7
Industrials	1.4
Consumer Discretionary	1.4
Financials	0.3

Total Investments	61.6
Other Assets in Excess of Liabilities	38.4

Net Assets	100.0%

IQ Australia Small Cap ETF
Net Assets ($ mil): $9.0

Investments	% of Net Assets
Materials	23.3%
Capital Goods	11.4
Energy	9.9
Commercial & Professional Services	8.8
Retailing	7.7
Health Care Equipment & Services	6.8
Banks	5.7
Media	5.4
Consumer Services	4.3
Diversified Financials	2.9
Consumer Durables & Apparel	2.7
Food, Beverage & Tobacco	2.7
Utilities	1.8
Transportation	1.4
Software & Services	1.3
Insurance	1.2
Pharmaceuticals, Biotechnology &
Life Sciences	0.8
Real Estate	0.6
Semiconductors & Semiconductor
Equipment	0.6
Telecommunication Services	0.6

Total Investments	99.9
Other Assets in Excess of Liabilities	0.1

Net Assets	100.0%

Portfolio Summaries (unaudited) (continued)

April 30, 2010

IQ Canada Small Cap ETF Net Assets ($ mil): $9.1

Investments	% of Net Assets
Materials	49.0%
Energy	19.9
Diversified Financials	5.7
Capital Goods	4.0
Pharmaceuticals, Biotechnology &
Life Sciences	3.0
Consumer Durables & Apparel	2.6
Retailing	2.6
Insurance	2.4
Software & Services	2.0
Transportation	1.6
Commercial & Professional Services	1.4
Banks	1.3
Media	1.2
Food & Staples Retailing	0.9
Food, Beverage & Tobacco	0.6
Telecommunication Services	0.6
Consumer Services	0.4
Utilities	0.4
Technology Hardware & Equipment	0.2

Total Investments	99.8
Other Assets in Excess of Liabilities	0.2

Net Assets	100.0%

IQ South Korea Small Cap ETF Net Assets ($ mil): $2.6

Investments	% of Net Assets
Materials	19.1%
Capital Goods	18.5
Diversified Financials	13.4
Software & Services	9.1
Technology Hardware & Equipment	6.6
Automobiles & Components	4.4
Insurance	4.1
Transportation	4.1
Consumer Durables & Apparel	3.8
Consumer Services	3.4
Semiconductors & Semiconductor
Equipment	3.1
Health Care Equipment & Services	2.4
Media	2.3
Pharmaceuticals, Biotechnology &
Life Sciences	1.9
Retailing	1.3
Banks	1.2
Food, Beverage & Tobacco	1.2

Total Investments	99.9
Other Assets in Excess of Liabilities	0.1

Net Assets	100.0%

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF

April 30, 2010

	Shares	Value

Investment Companies — 95.9%

Asset Allocation Fund — 7.4%
PowerShares DB G10 Currency
Harvest Fund*	284,709	$6,867,181

Commodity Fund — 3.0%
PowerShares DB Commodity Index
Tracking Fund*	113,464	2,773,060

Debt Funds — 56.0%
iShares Barclays 1-3 Year Treasury
Bond Fund	18,928	1,581,245
iShares Barclays Aggregate Bond Fund	30,105	3,159,219
iShares Barclays Credit Bond Fund	12,849	1,331,927
iShares Barclays Short Treasury Bond Fund	4,521	498,169
iShares Barclays US Treasury Inflation
Protected Securities Fund	88	9,333
iShares iBoxx $ High Yield Corporate
Bond Fund	66,481	5,943,402
iShares iBoxx $ Investment Grade
Corporate Bond Fund	262,619	28,181,645
iShares JPMorgan USD Emerging Markets
Bond Fund	12,868	1,342,132
PowerShares Emerging Markets Sovereign
Debt Portfolio	21,539	566,476
SPDR Barclays Capital 1-3 Month T-Bill ETF	3,663	167,912
SPDR Barclays Capital Aggregate Bond ETF	1,157	64,283
SPDR Barclays Capital High Yield Bond ETF	123,885	4,978,938
SPDR Barclays Capital International
Treasury Bond ETF	22,174	1,222,896
Vanguard Short-Term Bond ETF	10,957	878,751
Vanguard Total Bond Market ETF	24,930	1,989,913

Total Debt Funds		51,916,241

Equity Funds — 29.5%
iShares MSCI EAFE Index Fund	174,193	9,481,325
iShares MSCI Emerging Markets Index Fund	238,501	10,028,967
iShares Russell 2000 Index Fund	729	52,182
Vanguard Emerging Markets ETF	155,846	6,554,883
Vanguard Europe Pacific ETF	35,833	1,206,139

Total Equity Funds		27,323,496

Total Investments — 95.9%
(Cost $84,089,393)		$88,879,978
Other Assets in Excess of Liabilities — 4.1%(a)		3,759,410

Net Assets — 100.0%		$92,639,388

  * Non-income producing securities.

(a) Other Assets in Excess of Liabilities includes net unrealized depreciation on swaps.

ETF — Exchange Traded Fund

Swap contract outstanding at April 30, 2010:

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Depreciation
iShares Dow Jones Real Estate	(1.06)%	07/06/2010	$(8,864,989)	$(484,566)

Cash held as collateral with broker for swap contracts was $2,551,188 at April 30, 2010.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

See notes to financial statements.

Schedules of Investments — IQ Hedge Macro Tracker ETF

April 30, 2010

	Shares	Value

Investment Companies — 96.4%

Asset Allocation Fund — 3.9%
PowerShares DB G10 Currency
Harvest Fund*	17,401	$419,712

Commodity Fund — 6.5%
PowerShares DB Commodity Index
Tracking Fund*	28,076	686,178

Debt Funds — 53.5%
iShares Barclays 1-3 Year Treasury
Bond Fund	18,383	1,535,716
iShares Barclays Credit Bond Fund	744	77,123
iShares Barclays Short Treasury Bond Fund	6,139	676,456
iShares iBoxx $ Investment Grade
Corporate Bond Fund	15,534	1,666,953
iShares JPMorgan USD Emerging Markets
Bond Fund	2,912	303,722
PowerShares Emerging Markets Sovereign
Debt Portfolio	4,861	127,844
SPDR Barclays Capital 1-3 Month T-Bill ETF	3,480	159,523
SPDR Barclays Capital International
Treasury Bond ETF	5,017	276,688
Vanguard Short-Term Bond ETF	10,619	851,644

Total Debt Funds		5,675,669

Equity Funds — 32.5%
iShares MSCI Emerging Markets Index Fund	49,470	2,080,214
iShares Russell 2000 Index Fund	87	6,227
Vanguard Emerging Markets ETF	32,313	1,359,085

Total Equity Funds		3,445,526

Total Investments — 96.4%
(Cost $9,657,873)		$10,227,085
Other Assets in Excess of Liabilities — 3.6%(a)		387,334

Net Assets — 100.0%		$10,614,419

  * Non-income producing securities.

(a) Other Assets in Excess of Liabilities includes net unrealized depreciation on swaps.

ETF — Exchange Traded Fund

Swap contract outstanding at April 30, 2010:

Total Return Benchmark	Annual Financing Rate	Expiration Date	Notional Amount	Unrealized Depreciation
iShares Dow Jones Real Estate	(1.08)%	07/06/2010	$(1,001,825)	$(49,574)

Cash held as collateral with broker for swap contracts was $242,605 at April 30, 2010.

Morgan Stanley acts as the counterparty to the total return swap contract listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

Schedules of Investments — IQ CPI Inflation Hedged ETF

April 30, 2010

	Shares	Value

Investment Companies — 96.3%

Asset Allocation Fund — 8.0%
CurrencyShares Japanese Yen Trust*	10,364	$1,093,920

Commodity Fund — 1.9%
SPDR Gold Trust*	2,302	265,605

Debt Funds — 86.3%
iShares Barclays Short Treasury Bond Fund	85,856	9,460,473
SPDR Barclays Capital 1-3 Month T-Bill ETF	52,449	2,404,262

Total Debt Funds		11,864,735

Equity Funds — 0.1%
iShares MSCI Emerging Markets Index Fund	81	3,406
Vanguard Emerging Markets ETF	67	2,818

Total Equity Funds		6,224

Total Investments — 96.3%
(Cost $13,239,414)		$13,230,484
Other Assets in Excess of Liabilities — 3.7%		513,147

Net Assets — 100.0%		$13,743,631

* Non-income producing securities.

ETF — Exchange Traded Fund

See notes to financial statements.

Schedules of Investments — IQ ARB Global Resources ETF

April 30, 2010

	Shares	Value

Common Stocks — 90.5%

Australia — 7.5%
Aquila Resources Ltd.*	5,985	$57,216
BHP Billiton Ltd.	1,142	43,318
Coal & Allied Industries Ltd.	1,608	145,939
Lihir Gold Ltd.	18,096	64,178
Macarthur Coal Ltd.	4,723	68,012
New Hope Corp. Ltd.	15,362	70,498
Newcrest Mining Ltd.	3,651	112,458
Whitehaven Coal Ltd.	9,165	45,386
Woodside Petroleum Ltd.	321	13,565

Total Australia		620,570

Canada — 16.7%
Agnico-Eagle Mines Ltd.	1,198	76,208
Barrick Gold Corp.	6,907	302,098
Canadian Natural Resources Ltd.	223	17,224
Canfor Corp.*	5,392	55,472
Centerra Gold, Inc.*	1,916	21,584
Eldorado Gold Corp.*	3,355	51,674
Goldcorp, Inc.	5,149	223,224
IAMGOLD Corp.	2,995	53,758
Imperial Oil Ltd.	349	14,696
Kinross Gold Corp.	5,504	105,423
Pan American Silver Corp.*	839	22,341
Red Back Mining, Inc.*	1,628	42,884
Silver Wheaton Corp.*	2,756	54,312
Sino-Forest Corp.*	9,118	162,582
Suncor Energy, Inc.	950	32,594
Teck Resources Ltd. Class B*	198	7,804
West Fraser Timber Co. Ltd.	1,507	65,467
Yamana Gold, Inc.	6,009	65,794

Total Canada		1,375,139

Finland — 3.9%
M-real Oyj Class B*	10,990	38,286
UPM-Kymmene Oyj	19,582	282,764

Total Finland		321,050

France — 3.0%
GDF Suez	966	34,416
Suez Environnement Co.	2,993	64,908
Total SA	974	53,059
Veolia Environnement	3,036	95,854

Total France		248,237

Germany — 0.2%
Suedzucker AG	865	17,523

Hong Kong — 2.7%
Chaoda Modern Agriculture Holdings Ltd.	12,000	13,957
China Agri-Industries Holdings Ltd.	13,000	17,347
CNOOC Ltd.	21,803	38,866
Lee & Man Paper Manufacturing Ltd.	171,000	152,191

Total Hong Kong		222,361

Ireland — 0.3%
Kerry Group PLC Class A	786	25,198

Italy — 0.5%
Eni SpA	1,878	42,101

Japan — 4.1%
Ajinomoto Co., Inc.	4,552	42,852
Daio Paper Corp.	5,000	41,325
Hokuetsu Kishu Paper Co., Ltd.	8,000	40,506
Nippon Meat Packers, Inc.	2,312	29,266
Nippon Paper Group, Inc.	4,390	123,514
Nisshin Seifun Group, Inc.	2,000	24,678
Nissin Foods Holdings Co., Ltd.	800	26,848
Yamazaki Baking Co., Ltd.	1,000	12,807

Total Japan		341,796

Netherlands — 1.7%
New World Resources NV Class A	4,909	70,255
Nutreco Holding NV	377	23,618
Schlumberger Ltd.*	673	48,066

Total Netherlands		141,939

Norway — 0.4%
Statoil ASA	1,452	35,187

Portugal — 0.7%
Portucel-Empresa Produtora de Pasta y
Papel SA	20,232	54,206

Singapore — 2.5%
Golden Agri-Resources Ltd.*	49,000	21,095
Olam International Ltd.	10,000	19,191
Straits Asia Resources Ltd.	26,161	39,133
Wilmar International Ltd.	25,003	127,163

Total Singapore		206,582

Spain — 0.6%
Ebro Puleva SA	1,193	22,208
Sociedad General de Aguas de
Barcelona SA Class A	1,111	29,426

Total Spain		51,634

Sweden — 4.6%
Holmen AB B Shares*	2,340	59,399
Sandvik AB*	22,030	319,117

Total Sweden		378,516

Switzerland — 0.7%
Aryzta AG	484	18,543
Sulzer AG	270	26,975
Transocean Ltd.*	178	12,896

Total Switzerland		58,414

United Kingdom — 6.0%
Anglo American PLC*	448	19,238
Associated British Foods PLC	3,686	56,758
BG Group PLC	1,685	28,706
BP PLC	8,190	72,145
Pennon Group PLC	3,109	24,746
Petropavlovsk PLC	1,449	26,061
Randgold Resources Ltd.	652	55,737
Rio Tinto PLC	724	37,446
Royal Dutch Shell PLC Class A	1,642	51,460
Severn Trent PLC	1,826	32,394
United Utilities Group PLC	5,023	41,287

See notes to financial statements.

Schedules of Investments — IQ ARB Global Resources ETF (continued)

April 30, 2010

	Shares	Value

Common Stocks (continued)

United Kingdom (continued)
Weir Group PLC	1,132	$17,154
Xstrata PLC*	1,636	27,208

Total United Kingdom		490,340

United States — 34.4%
Alpha Natural Resources, Inc.*	2,247	105,789
American Water Works Co., Inc.	1,435	31,254
Anadarko Petroleum Corp.	389	24,180
Apache Corp.	138	14,043
Aqua America, Inc.	736	13,491
Arch Coal, Inc.	3,017	81,459
Archer-Daniels-Midland Co.	2,662	74,376
Bucyrus International, Inc. Class A	1,503	94,704
Bunge Ltd.	583	30,870
Chevron Corp.	902	73,459
ConAgra Foods, Inc.	1,983	48,524
ConocoPhillips	806	47,707
CONSOL Energy, Inc.	4,221	188,594
Deltic Timber Corp.	471	24,784
Domtar Corp.	1,585	112,281
Exxon Mobil Corp.	2,086	141,535
Flowserve Corp.	355	40,676
General Mills, Inc.	1,356	96,520
Green Mountain Coffee Roasters, Inc.*	167	12,134
Hershey Co.	835	39,253
Hormel Foods Corp.	1,385	56,453
IDEX Corp.	733	24,629
ITT Corp.	986	54,792
J.M. Smucker Co.	555	33,894
Joy Global, Inc.	1,911	108,564
Kellogg Co.	1,626	89,332
Kraft Foods, Inc. Class A	6,596	195,242
Massey Energy Co.	2,062	75,531
McCormick & Co., Inc.	457	18,084
MeadWestvaco Corp.	6,455	175,382
Newmont Mining Corp.	3,683	206,543
Occidental Petroleum Corp.	371	32,893
Peabody Energy Corp.	4,992	233,226
Pentair, Inc.	718	25,963
Ralcorp Holdings, Inc.*	208	13,842
Royal Gold, Inc.	296	15,149
Sara Lee Corp.	3,096	44,025
Seaboard Corp*	14	20,440
Smithfield Foods, Inc.*	1,596	29,909
Tyson Foods, Inc. Class A	2,933	57,457
Universal Forest Products, Inc.	730	30,697

Total United States		2,837,680

Total Investments — 90.5%
(Cost $6,985,774)		$7,468,473
Other Assets in Excess of Liabilities — 9.5%(a)		780,555

Net Assets — 100.0%		$8,249,028

Industry	Value	% of Net Assets
Coal	$1,703,423	20.7%
Precious Metals	1,499,426	18.2
Timber	1,418,856	17.2
Grains, Food & Fiber	1,142,264	13.9
Energy	828,798	10.0
Water	523,549	6.3
Livestock	217,143	2.6
Industrial Metals	135,014	1.6

Total Investments	$7,468,473	90.5%
Other Assets in Excess of Liabilities(a)	780,555	9.5

Net Assets	$8,249,028	100.0%

  * Non-income producing securities.

(a) Other Assets in Excess of Liabilities includes net unrealized depreciation on futures contracts.

Open futures contracts outstanding at April 30, 2010:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at April 30, 2010	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Future	Morgan Stanley	June 2010	(10)	$(785,792)	$(762,750)	$23,042
S&P 500 E-Mini Future	Morgan Stanley	June 2010	(13)	(742,568)	(769,210)	(26,642)

						$(3,600)

Cash held as collateral with broker for futures contracts was $144,939 at April 30, 2010.

See notes to financial statements.

Schedules of Investments — IQ ARB Merger Arbitrage ETF

April 30, 2010

	Shares	Value

Common Stocks — 61.6%

Consumer Discretionary — 1.4%
CKE Restaurants, Inc.	20,863	$257,450
Lions Gate Entertainment Corp.*	13,513	93,510
RCN Corp.*	5,590	82,061

Total Consumer Discretionary		433,021

Consumer Services — 2.1%
Bowne & Co., Inc.	7,149	79,926
Brink’s Home Security Holdings, Inc.*	13,614	570,971

Total Consumer Services		650,897

Energy — 29.4%
Arrow Energy Ltd.*	89,141	428,991
Smith International, Inc.	98,124	4,686,402
XTO Energy, Inc.	88,093	4,186,179

Total Energy		9,301,572

Financials — 0.3%
Riskmetrics Group, Inc.*	4,790	107,488

Industrials — 1.4%
Arriva PLC	15,928	186,508
VT Group PLC	22,948	262,738

Total Industrials		449,246

Information Technology — 1.9%
Switch & Data Facilities Co., Inc.*	31,284	600,340

Materials — 8.4%
Airgas, Inc.	35,368	2,244,100
FNX Mining Co., Inc.*	32,064	422,940

Total Materials		2,667,040

Pharmaceuticals, Biotechnology &
Life Sciences — 10.6%
Millipore Corp.*	20,538	2,180,109
OSI Pharmaceuticals, Inc.*	19,665	1,153,745

Total Pharmaceuticals, Biotechnology &
Life Sciences		3,333,854

Software & Services — 1.7%
Novell, Inc.*	97,543	547,216

Utilities — 4.4%
Allegheny Energy, Inc.	63,186	1,376,191

Total Investments — 61.6%
(Cost $19,208,937)		$19,466,865
Other Assets in Excess of
Liabilities — 38.4%(a)		12,135,439

Net Assets — 100.0%		$31,602,304

  * Non-income producing securities.

(a) Other Assets in Excess of Liabilities includes net unrealized appreciation on futures contracts.

Open futures contracts outstanding at April 30, 2010:

Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at April 30, 2010	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Future	Morgan Stanley	June 2010	(38)	$(3,003,420)	$(2,898,450)	$104,970
S&P 500 E-Mini Future	Morgan Stanley	June 2010	(48)	(2,806,215)	(2,840,160)	(33,945)

						$71,025

Cash held as collateral with broker for futures contracts was $520,000 at April 30, 2010.

See notes to financial statements.

Schedules of Investments — IQ Australia Small Cap ETF

April 30, 2010

	Shares	Value

Common Stocks — 99.8%

Banks — 5.7%
Bank of Queensland Ltd.	19,064	$224,484
Bendigo and Adelaide Bank Ltd.	31,668	291,244

Total Banks		515,728

Capital Goods — 11.4%
Austal Ltd.	10,796	23,817
Boart Longyear Group*	417,182	128,150
Bradken Ltd.	11,483	78,350
Clough Ltd.	28,499	24,141
Crane Group Ltd.	6,979	58,728
CSR Ltd.	140,037	228,119
Emeco Holdings Ltd.	56,601	36,354
GWA International Ltd.	26,965	80,070
Monadelphous Group Ltd.	7,171	102,997
Seven Group Holdings Ltd.	8,139	56,443
UGL Ltd.	14,808	203,590

Total Capital Goods		1,020,759

Commercial & Professional Services — 8.8%
Cabcharge Australia Ltd.	9,971	55,689
Corporate Express Australia Ltd.	6,195	32,120
Downer EDI Ltd.	29,945	195,120
Mineral Resources Ltd.	6,270	48,501
SAI Global Ltd.	13,918	55,709
Seek Ltd.	29,535	230,663
Spotless Group Ltd.	22,039	58,057
Transfield Services Ltd.	32,034	118,679

Total Commercial & Professional Services		794,538

Consumer Durables & Apparel — 2.7%
Billabong International Ltd.	18,798	200,003
G.U.D Holdings Ltd.	5,235	44,101

Total Consumer Durables & Apparel		244,104

Consumer Services — 4.3%
Aristocrat Leisure Ltd.	38,944	155,517
Flight Centre Ltd.	4,991	92,220
Invocare Ltd.	9,174	53,714
Navitas Ltd.	17,280	83,643

Total Consumer Services		385,094

Diversified Financials — 2.9%
Challenger Financial Services Group Ltd.	42,172	163,304
IOOF Holdings Ltd.	16,313	100,221

Total Diversified Financials		263,525

Energy — 9.9%
Aquila Resources Ltd.*	13,087	125,109
AWE Ltd.*	48,428	111,346
Beach Energy Ltd.	97,793	71,459
Centennial Coal Co., Ltd.	35,504	142,110
Eastern Star Gas Ltd.*	55,316	47,114
Extract Resources Ltd.*	8,257	56,108
Gloucester Coal Ltd.*	4,003	45,273
Karoon Gas Australia Ltd.*	12,534	87,505
Linc Energy Ltd.*	21,443	30,839
Riversdale Mining Ltd.*	10,874	93,123
Whitehaven Coal Ltd.	15,150	75,025

Total Energy		885,011

Food, Beverage & Tobacco — 2.7%
Goodman Fielder Ltd.	119,851	162,882
GrainCorp Ltd.	15,482	83,154

Total Food, Beverage & Tobacco		246,036

Health Care Equipment & Services — 6.8%
Ansell Ltd.	12,254	146,347
Healthscope Ltd.	28,427	115,636
iSOFT Group Ltd.	57,910	29,379
Primary Health Care Ltd.	37,762	143,064
Ramsay Health Care Ltd.	10,296	130,055
Sigma Pharmaceuticals Ltd.	103,077	43,177

Total Health Care Equipment & Services		607,658

Insurance — 1.2%
NIB Holdings Ltd.	46,873	55,194
Tower Australia Group Ltd.	22,765	55,520

Total Insurance		110,714

Materials — 23.2%
Adelaide Brighton Ltd.	42,195	115,082
Andean Resources Ltd.*	33,059	98,473
Aquarius Platinum Ltd.	41,794	276,607
Atlas Iron Ltd.*	32,758	76,842
Coal of Africa Ltd.*	26,399	57,993
CuDeco Ltd.*	11,209	46,952
Gindalbie Metals Ltd.*	37,037	40,682
Gunns Ltd.	75,854	37,070
Iluka Resources Ltd.*	37,855	163,854
Independence Group NL	10,156	43,865
Kagara Ltd.*	46,940	32,989
Kingsgate Consolidated Ltd.	8,154	65,199
Lynas Corp., Ltd.*	146,201	73,489
Macarthur Coal Ltd.	11,437	164,696
Medusa Mining Ltd.*	11,724	51,511
Minara Resources Ltd.*	31,033	25,421
Mincor Resources NL	17,411	30,955
Mineral Deposits Ltd.*	50,998	45,573
Mirabela Nickel Ltd.*	30,891	69,012
Mount Gibson Iron Ltd.*	58,009	92,336
Murchison Metals Ltd.*	30,284	64,837
Nufarm Ltd.	16,146	114,825
OM Holdings Ltd.	25,678	47,685
PanAust Ltd.*	212,495	101,867
Panoramic Resources Ltd.	17,215	40,222
St. Barbara Ltd.*	176,203	45,105
Western Areas NL	12,883	57,922

Total Materials		2,081,064

Media — 5.4%
APN News & Media Ltd.	36,665	83,618
Austar United Communications Ltd.*	52,615	57,303
Austereo Group Ltd.	15,353	24,438
Consolidated Media Holdings Ltd.	23,617	69,249
Ten Network Holdings Ltd.*	82,995	139,833
West Australian Newspapers Holdings Ltd.	14,460	106,335

Total Media		480,776

See notes to financial statements.

Schedules of Investments — IQ Australia Small Cap ETF (continued)

April 30, 2010

	Shares	Value

Common Stocks (continued)

Pharmaceuticals, Biotechnology &
Life Sciences — 0.8%
Biota Holdings Ltd.*	15,983	$20,085
Pharmaxis Ltd.*	19,723	56,363

Total Pharmaceuticals, Biotechnology &
Life Sciences		76,448

Real Estate — 0.6%
Cromwell Group	73,124	50,370

Retailing — 7.7%
David Jones Ltd.	45,284	197,696
JB Hi-Fi Ltd.	9,772	176,831
Myer Holdings Ltd.	52,601	159,132
Pacific Brands Ltd.*	84,262	93,730
Wotif.com Holdings Ltd.	10,350	62,719

Total Retailing		690,108

Semiconductors & Semiconductor
Equipment — 0.6%
Silex Systems Ltd.*	10,063	55,734

Software & Services — 1.3%
carsales.com.au Ltd.	8,999	45,067
Iress Market Technology Ltd.	9,022	71,468

Total Software & Services		116,535

Telecommunication Services — 0.6%
TPG Telecom Ltd.	25,097	52,330

Transportation — 1.4%
Mermaid Marine Australia Ltd.	15,586	40,768
Virgin Blue Holdings Ltd.*	148,902	82,470

Total Transportation		123,238

Utilities — 1.8%
Energy World Corp., Ltd.*	75,468	36,178
Envestra Ltd.	62,061	30,040
Spark Infrastructure Group	83,293	93,815

Total Utilities		160,033

Total Common Stocks — 99.8%
(Cost $8,947,344)		8,959,803

Rights — 0.1%

Materials — 0.1%
Nufarm Ltd.
(Cost $0)	3,082	5,422

Total Investments — 99.9%
(Cost $8,947,344)		$8,965,225
Other Assets in Excess of Liabilities — 0.1%		7,601

Net Assets — 100.0%		$8,972,826

*	Non-income producing securities.

See notes to financial statements.

Schedules of Investments — IQ Canada Small Cap ETF

April 30, 2010

	Shares	Value

Common Stocks — 99.8%

Banks — 1.3%
Canadian Western Bank	5,061	$119,873

Capital Goods — 4.0%
Aecon Group, Inc.	4,228	52,806
ATS Automation Tooling Systems, Inc.*	5,362	37,111
CAE, Inc.	19,677	180,674
Russel Metals, Inc.	4,585	96,512

Total Capital Goods		367,103

Commercial & Professional Services — 1.4%
IESI-BFC Ltd.	6,321	124,442

Consumer Durables & Apparel — 2.6%
Gildan Activewear, Inc.*	7,987	232,470

Consumer Services — 0.4%
Great Canadian Gaming Corp.*	4,746	35,143

Diversified Financials — 5.7%
AGF Management Ltd. Class B	5,614	96,389
Canaccord Financial, Inc.	3,486	36,139
Dundee Corp. Class A*	5,229	72,277
DundeeWealth, Inc.	3,584	52,441
GMP Capital, Inc.	4,760	57,570
Onex Corp.	7,105	206,447

Total Diversified Financials		521,263

Energy — 19.9%
AltaGas Income Trust	2,961	50,634
Bankers Petroleum Ltd.*	17,668	156,297
Birchcliff Energy Ltd.*	9,520	84,875
BlackPearl Resources, Inc.*	17,703	55,756
Connacher Oil and Gas Ltd.*	32,809	56,687
Crew Energy, Inc.*	6,027	108,597
Denison Mines Corp.*	26,075	41,706
Ensign Energy Services, Inc.	9,646	130,759
Flint Energy Services Ltd.*	2,653	35,125
Galleon Energy, Inc. Class A*	5,418	37,712
Gran Tierra Energy, Inc.*	16,590	100,898
Ivanhoe Energy, Inc.*	19,957	62,855
Legacy Oil + Gas, Inc. Class A*	5,691	73,494
Nuvista Energy Ltd.	6,783	81,770
OPTI Canada, Inc.*	21,623	48,888
Paramount Resources Ltd. Class A*	2,219	38,449
Peyto Energy Trust	4,326	56,592
Progress Energy Resources Corp.	14,208	170,718
Questerre Energy Corp. Class A*	14,084	47,556
Savanna Energy Services Corp.	6,069	39,128
Trican Well Service Ltd.	9,646	122,855
Uranium One, Inc.*	45,087	114,404
UTS Energy Corp.*	36,421	94,932

Total Energy		1,810,687

Food & Staples Retailing — 0.9%
Jean Coutu Group, Inc. Class A	9,072	81,060

Food, Beverage & Tobacco — 0.6%
Cott Corp.*	6,244	52,401

Insurance — 2.4%
Industrial Alliance Insurance and
Financial Services, Inc.	6,405	221,584

Materials — 49.0%
Alamos Gold, Inc.	8,407	125,252
Aura Minerals, Inc.*	7,343	28,564
Aurizon Mines Ltd.*	12,208	69,788
Canfor Corp.*	6,454	66,397
Capstone Mining Corp.*	15,127	43,610
Cascades, Inc.	5,075	39,684
Centerra Gold, Inc.*	12,082	136,107
Consolidated Thompson Iron Mines Ltd.*	14,140	120,620
Corriente Resources, Inc. Class A*	5,208	43,089
Detour Gold Corp.*	5,327	111,394
Eastern Platinum Ltd.*	52,290	74,342
Equinox Minerals Ltd.*	45,619	181,062
European Goldfields Ltd.*	9,765	71,634
Exeter Resource Corp.*	4,795	36,974
FNX Mining Co., Inc.*	7,833	103,321
Fronteer Gold, Inc.*	9,191	56,715
Gabriel Resources Ltd.*	15,617	64,605
Gammon Gold, Inc.*	10,542	78,686
Gold Wheaton Gold Corp.*	8,218	21,745
Golden Star Resources Ltd.*	19,754	89,911
Grande Cache Coal Corp.*	7,406	48,844
Great Basin Gold Ltd.*	25,928	49,406
Hanfeng Evergreen, Inc.*	2,800	20,070
Harry Winston Diamond Corp.*	4,704	51,877
HudBay Minerals, Inc.*	10,514	134,118
Inmet Mining Corp.	3,829	199,342
Jaguar Mining, Inc.*	6,447	72,054
Jinshan Gold Mines, Inc.*	7,595	41,917
Lake Shore Gold Corp.*	15,729	50,160
Lundin Mining Corp.*	39,599	187,273
Mercator Minerals Ltd.*	14,952	33,510
Methanex Corp.	7,070	164,945
Minefinders Corp., Ltd.*	5,047	50,776
Neo Material Technologies, Inc.*	7,280	29,038
New Gold, Inc.*	29,855	175,384
North American Palladium Ltd.*	6,160	28,828
Northern Dynasty Minerals Ltd.*	5,726	54,442
Northgate Minerals Corp.*	22,316	72,709
NovaGold Resources, Inc.*	12,166	107,985
Osisko Mining Corp.*	18,340	194,654
Pan American Silver Corp.	8,204	218,455
Quadra Mining Ltd.*	7,637	116,269
Rubicon Minerals Corp.*	12,439	50,107
SEMAFO, Inc.*	19,264	123,247
Sherritt International Corp.	22,568	176,025
Silvercorp Metals, Inc.	12,621	103,799
Taseko Mines Ltd.*	14,126	80,473
Thompson Creek Metals Co., Inc.*	10,710	137,569
Ventana Gold Corp.*	4,844	47,347
Western Coal Corp.*	14,154	81,890

Total Materials		4,466,013

Media — 1.2%
Corus Entertainment, Inc. Class B	5,194	104,870

See notes to financial statements.

Schedules of Investments — IQ Canada Small Cap ETF (continued)

April 30, 2010

	Shares	Value

Common Stocks (continued)

Pharmaceuticals, Biotechnology &
Life Sciences — 3.0%
Biovail Corp.	12,152	$206,723
MDS, Inc.*	7,469	66,958

Total Pharmaceuticals, Biotechnology &
Life Sciences		273,681

Retailing — 2.6%
Dollarama, Inc.*	2,569	63,359
RONA, Inc.*	9,954	170,511

Total Retailing		233,870

Software & Services — 2.0%
Open Text Corp.*	4,333	184,083

Technology Hardware & Equipment — 0.2%
DragonWave, Inc.*	2,359	20,146

Telecommunication Services — 0.6%
Manitoba Telecom Services, Inc.	1,638	52,560

Transportation — 1.6%
WestJet Airlines Ltd.*	11,095	149,854

Utilities — 0.4%
Capital Power Corp.	1,666	36,993

Total Investments — 99.8%
(Cost $8,964,395)		$9,088,096
Other Assets in Excess of Liabilities — 0.2%		18,641

Net Assets — 100.0%		$9,106,737

*	Non-income producing securities.

Schedules of Investments — IQ South Korea Small Cap ETF

April 30, 2010

	Shares	Value

Common Stocks — 99.9%

Automobiles & Components — 4.4%
Global & Yuasa Battery Co., Ltd.	800	$20,571
Kumho Tire Co., Inc.*	2,918	9,531
Nexen Tire Corp.	3,540	17,694
S&T Dynamics Co., Ltd.	2,360	33,856
Ssangyong Motor Co.*	640	7,131
Sungwoo Hitech Co., Ltd.	1,676	22,758

Total Automobiles & Components		111,541

Banks — 1.2%
Jeonbuk Bank	4,920	30,541

Capital Goods — 18.5%
BHI Co., Ltd.	404	9,514
Dongkuk Structures & Construction Co., Ltd. .	2,332	20,577
Doosan Engineering & Construction Co., Ltd.	3,928	19,421
Hanjin Heavy Industries & Construction
Holdings Co., Ltd.	1,470	17,043
HNK Machine Tool Co., Ltd.	500	14,300
Hyunjin Materials Co., Ltd.	1,066	22,891
Iljin Electric Co., Ltd.	1,740	15,558
Kumho Industrial Co., Ltd.*	3,378	12,877
Namkwang Engineering & Construction
Co., Ltd.*	1,600	8,084
NEPES Corp.	1,504	25,782
NK Co., Ltd.	840	8,526
Pyeong San Co., Ltd.*	708	9,646
RNL Bio Co., Ltd.*	7,720	29,812
Sewon Cellontech Co., Ltd.	2,300	11,683
STX Corp.*	3,236	56,057
STX Engine Co., Ltd.	2,134	43,225
STX Metal Co., Ltd.	920	10,791
Sung Kwang Bend Co., Ltd.	1,596	34,128
Taeyoung Engineering & Construction	5,610	24,473
TK Corp.*	1,610	40,019
Unison Co., Ltd.*	1,268	14,587
Wooree ETI Co., Ltd.	2,758	22,420

Total Capital Goods		471,414

Consumer Durables & Apparel — 3.8%
Hansae Co., Ltd.	1,380	8,616
LG Fashion Corp.	2,024	48,119
Samchuly Bicycle Co., Ltd.	922	11,729
Youngone Corp.	3,300	28,106

Total Consumer Durables & Apparel		96,570

Consumer Services — 3.4%
Hotel Shilla Co., Ltd.	3,488	70,650
Paradise Co., Ltd.	5,706	16,732

Total Consumer Services		87,382

Diversified Financials — 13.4%
Aju Capital Co., Ltd.	3,780	16,592
Daishin Securities Co., Ltd.	4,550	61,373
Dongbu Securities Co., Ltd.	2,560	13,882
Eugene Investment & Securities Co., Ltd.*	50,160	37,110
Hanwha Securities Co., Ltd.	5,564	36,546
HMC Investment Securities Co., Ltd.*	1,660	30,254
KTB Securities Co., Ltd.*	6,160	20,897
Kumho Investment Bank	15,300	14,909
Kyobo Securities Co., Ltd.	1,780	15,948
Meritz Securities Co., Ltd.	23,120	23,154
NH Investment & Securities Co., Ltd.	2,630	24,441
SK Securities Co., Ltd.	21,150	46,084

Total Diversified Financials		341,190

See notes to financial statements.

Schedules of Investments — IQ South Korea Small Cap ETF (continued)

April 30, 2010

	Shares	Value

Common Stocks (continued)

Food, Beverage & Tobacco — 1.2%
Daesang Corp.*	2,020	$14,398
Halim Co., Ltd.*	5,070	15,507

Total Food, Beverage & Tobacco		29,905

Health Care Equipment & Services — 2.4%
Chabio & Diostech Co., Ltd.*	4,660	41,372
Standard Diagnostics, Inc.	574	20,405

Total Health Care Equipment & Services		61,777

Insurance — 4.1%
Hanwha Non-Life Insurance Co., Ltd.*	2,700	24,093
HungKuk Fire & Marine Insurance Co., Ltd.*	1,200	6,236
Lotte Non-Life Insurance Co., Ltd.	1,700	11,350
Meritz Fire & Marine Insurance Co., Ltd.	9,825	64,179

Total Insurance		105,858

Materials — 19.1%
Capro Corp.*	2,390	25,661
Dongbu HiTek Co., Ltd.*	2,580	19,600
Dongbu Steel Co., Ltd.	2,830	26,299
Dongkuk Industries Co., Ltd.	2,878	13,321
Foosung Co., Ltd.*	5,180	17,269
Han Kuk Carbon Co., Ltd.	2,060	13,122
Hansol Paper Co., Ltd.	3,720	38,262
Huchems Fine Chemical Corp.	1,340	31,918
Kolon Corp.	450	12,728
Korea Kumho Petrochemical Co., Ltd.*	1,684	56,369
KP Chemical Corp.	3,880	32,941
Poongsan Corp.	2,840	69,184
Shinwha Intertek Corp.	1,430	23,095
SKC Co., Ltd.	2,106	39,047
Songwon Industrial Co., Ltd.	1,480	14,021
TechnoSemiChem Co., Ltd.	752	14,859
Tong Yang Major Corp.*	4,780	11,989
Woongjin Chemical Co., Ltd.*	28,720	27,337

Total Materials		487,022

Media — 2.3%
CJ Internet Corp.	1,738	22,110
ON*Media Corp.*	7,460	22,649
Tera Resource Co., Ltd.*	16,786	13,631

Total Media		58,390

Pharmaceuticals, Biotechnology &
Life Sciences — 1.9%
Bukwang Pharmaceutical Co., Ltd.	1,490	24,467
Il Yang Pharmaceutical Co., Ltd.*	1,000	22,827

Total Pharmaceuticals, Biotechnology
& Life Sciences		47,294

Retailing — 1.3%
Daewoo Motor Sales Corp.*	4,460	9,456
Interpark Corp.*	5,093	24,584

Total Retailing		34,040

Semiconductors & Semiconductor
Equipment — 3.1%
Duksan Hi-Metal Co., Ltd.*	1,188	19,400
Jusung Engineering Co., Ltd.*	2,389	45,157
L&F Co., Ltd.	806	15,526

Total Semiconductors & Semiconductor
Equipment		80,083

Software & Services — 9.1%
Danal Co., Ltd.*	1,248	20,606
Daou Technology, Inc.	2,910	24,155
Daum Communications Corp.*	1,095	65,798
Korea Digital Communications Corp.*	7,075	20,586
KTHitel Co., Ltd.*	1,200	8,748
Neowiz Games Corp.*	1,135	41,371
POSCO ICT Co., Ltd.*	3,145	25,198
SK Communications Co., Ltd.*	1,552	26,045

Total Software & Services		232,507

Technology Hardware & Equipment — 6.6%
Ace Digitech Co., Ltd.*	1,661	38,065
Daeduck Electronics Co.	4,030	21,707
Digitech Systems Co., Ltd.	1,166	21,303
Lumens Co., Ltd.*	3,035	40,390
Partron Co., Ltd.	1,592	26,717
Sam Young Electronics Co., Ltd.	1,060	10,568
Suprema, Inc.	752	8,515

Total Technology Hardware & Equipment		167,265

Transportation — 4.1%
Asiana Airlines, Inc.*	9,822	52,551
Korea Line Corp.*	964	52,186

Total Transportation		104,737

Total Investments — 99.9%
(Cost $2,462,484)		$2,547,516
Other Assets in Excess of Liabilities — 0.1%		2,557

Net Assets — 100.0%		$2,550,073

*	Non-income producing securities.

See notes to financial statements.

Statements of Assets and Liabilities

April 30, 2010

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ CPI Inflation Hedged ETF	IQ ARB Global Resources ETF
Assets
Investments, at cost:	$84,089,393	$9,657,873	$13,239,414	$6,985,774

Investments, at value	$88,879,978	$10,227,085	$13,230,484	$7,468,473
Cash*	4,302,389	442,973	526,940	752,038
Foreign cash**	—	—	—	2,940
Prepaid expenses	781	168	—	—
Due from broker	—	—	96,470	—
Variation margin receivable	—	—	—	23,335
Dividend and interest receivable	—	—	—	7,376

Total assets	93,183,148	10,670,226	13,853,894	8,254,162

Liabilities
Unrealized depreciation on swap transactions	484,566	49,574	—	—
Advisory fees payable	56,008	5,923	5,229	4,854
Trustee fees payable	3,186	310	437	261
Due to broker	—	—	104,548	—
Compliance fees payable	—	—	49	19

Total liabilities	543,760	55,807	110,263	5,134

Net Assets	$92,639,388	$10,614,419	$13,743,631	$8,249,028

Composition of Net Assets
Paid-in capital	$90,613,780	$10,309,521	$13,767,919	$7,569,694
Undistributed net investment income	412,162	956	140	19,539
Undistributed (accumulated) net realized gain
(loss) on investments, swap transactions,
futures contracts and foreign currency
transactions	(2,692,573)	(215,696)	(15,498)	180,769
Net unrealized appreciation (depreciation) on
investments, swap transactions, futures
contracts and foreign currency transactions	4,306,019	519,638	(8,930)	479,026

Net Assets	$92,639,388	$10,614,419	$13,743,631	$8,249,028

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited
shares authorized)	3,404,000	400,000	550,000	300,000
Net Asset Value	$27.21	$26.54	$24.99	$27.50

*Includes cash held as collateral as follows:	$2,551,188	$242,605	$444,750	$144,939
**Cost of foreign cash as follows:	$—	$—	$—	$2,943

See notes to financial statements.

Statements of Assets and Liabilities (continued)

April 30, 2010

	IQ ARB Merger Arbitrage ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ South Korea Small Cap ETF
Assets
Investments, at cost:	$19,208,937	$8,947,344	$8,964,395	$2,462,484

Investments, at value	$19,466,865	$8,965,226	$9,088,095	$2,547,516
Cash*	11,328,662	35,545	17,040	3,168
Foreign cash**	16,509	68	2,498	330
Receivable for investments sold	543,306	—	—	—
Variation margin receivable	253,965	—	—	—
Dividend and interest receivable	9,857	9,227	757	—
Unrealized appreciation on foreign currency
transactions	—	127	—	—
Receivable for capital shares transactions	—	—	1,300,960	—

Total assets	31,619,164	9,010,193	10,409,350	2,551,014

Liabilities
Advisory fees payable	16,149	4,557	4,165	937
Trustee fees payable	582	152	129	—
Compliance fees payable	129	16	16	4
Payable for investments purchased	—	32,642	1,298,303	—

Total liabilities	16,860	37,367	1,302,613	941

Net Assets	$31,602,304	$8,972,826	$9,106,737	$2,550,073

Composition of Net Assets
Paid-in capital	$31,057,218	$8,946,114	$8,984,430	$2,499,891
Undistributed (accumulated) net investment
income (loss)	(3,603)	8,699	(1,366)	(34,767)
Undistributed (accumulated) net realized gain
(loss) on investments, swap transactions,
futures contracts and foreign currency
transactions	219,481	—	—	(85)
Net unrealized appreciation (depreciation) on
investments, swap transactions, futures
contracts and foreign currency transactions	329,208	18,013	123,673	85,034

Net Assets	$31,602,304	$8,972,826	$9,106,737	$2,550,073

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited
shares authorized)	1,200,000	350,000	350,000	100,000
Net Asset Value	$26.34	$25.64	$26.02	$25.50

*Includes cash held as collateral as follows:	$520,000	$—	$—	$—
**Cost of foreign cash as follows:	$16,271	$67	$2,520	$328

See notes to financial statements.

Statements of Operations

April 30, 2010

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ CPI Inflation Hedged ETF	IQ ARB Global Resources ETF
	For the Year Ended April 30, 2010	For the Period June 08, 2009* to April 30, 2010	For the Period October 26, 2009* to April 30, 2010	For the Period October 26, 2009* to April 30, 2010
Investment Income
Dividend income**	$1,595,662	$109,550	$17,669	$58,052
Interest income	340	16	—	—

Total investment income	1,596,002	109,566	17,669	58,052

Expenses
Advisory fees	443,578	44,028	23,873	25,221
Trustee fees	5,575	503	506	336
Compliance fees	2,737	266	204	143
Miscellaneous	2,414	—	56	983

Total expenses	454,304	44,797	24,639	26,683

Net investment income (loss)	1,141,698	64,769	(6,970)	31,369

Realized and Unrealized Gain (Loss) on
Investments, Swap Transactions, Futures
Contracts and Foreign Currency Transactions
Net realized gain (loss) from:
Investment securities	(653,092)	(88,767)	(6,924)	273,256
In-kind redemptions	448,083	—	—	—
Swap transactions	(995,828)	(96,662)	(15,190)	—
Futures contracts	(1,154,869)	(38,030)	—	(92,487)
Foreign currency transactions	—	—	—	(2,060)

Net realized gain (loss)	(2,355,706)	(223,459)	(22,114)	178,709

Net change in net unrealized appreciation
(depreciation) on:
Investment securities	4,661,149	569,212	(8,930)	482,699
Swap transactions	(484,566)	(49,574)	—	—
Futures contracts	—	—	—	(3,600)
Foreign currency translations	—	—	—	(73)

Net change in net unrealized appreciation
(depreciation)	4,176,583	519,638	(8,930)	479,026

Net gain and unrealized appreciation
(depreciation)	1,820,877	296,179	(31,044)	657,735

Net Increase (Decrease) in Net Assets
Resulting from Operations	$2,962,575	$360,948	$(38,014)	$689,104

*Commencement of operations
**Net of foreign taxes withheld of:	$—	$—	$—	$3,902

See notes to financial statements.

Statements of Operations (continued)

April 30, 2010

	IQ ARB Merger Arbitrage ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ South Korea Small Cap ETF
	For the Period November 16, 2009* to April 30, 2010	For the Period March 22, 2010* to April 30, 2010	For the Period March 22, 2010* to April 30, 2010	For the Period April 13, 2010* to April 30, 2010
Investment Income
Dividend income**	$49,659	$14,168	$3,446	$—

Expenses
Advisory fees	37,801	5,411	4,640	937
Trustee fees	582	152	129	—
Compliance fees	225	30	23	4
Miscellaneous	21	—	—	—

Total expenses	38,629	5,593	4,792	941

Net investment income (loss)	11,030	8,575	(1,346)	(941)

Realized and Unrealized Gain (Loss) on
Investments, Swap Transactions, Futures
Contracts and Foreign Currency
Transactions
Net realized gain (loss) from:
Investment securities	308,400	—	—	747
Futures contracts	(88,919)	—	—	—
Foreign currency transactions	(14,413)	124	(20)	(34,767)

Net realized gain (loss)	205,068	124	(20)	(34,020)

Net change in net unrealized appreciation
(depreciation) on:
Investment securities	257,928	17,882	123,700	85,032
Futures contracts	71,025	—	—	—
Foreign currency translations	255	131	(27)	2

Net change in net unrealized appreciation
(depreciation)	329,208	18,013	123,673	85,034

Net gain and unrealized appreciation
(depreciation)	534,276	18,137	123,653	51,014

Net Increase (Decrease) in Net Assets
Resulting from Operations.	$545,306	$26,712	$122,307	$50,073

*Commencement of operations
**Net of foreign taxes withheld of:	$87	$107	$608	$—

See notes to financial statements.

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF	IQ CPI Inflation Hedged ETF	IQ ARB Global Resources ETF
	For the Year Ended April 30, 2010	For the Period March 24, 2009* to April 30, 2009	For the Period June 08, 2009* to April 30, 2010	For the Period October 26, 2009* to April 30, 2010	For the Period October 26, 2009* to April 30, 2010
Increase (Decrease) in Net Assets
from Operations
Net investment income (loss)	$1,141,698	$5,666	$64,769	$(6,970)	$31,369
Net realized gain (loss)	(2,355,706)	25,556	(223,459)	(22,114)	178,709
Net change in net unrealized
appreciation (depreciation)	4,176,583	129,436	519,638	(8,930)	479,026

Net increase (decrease) in net assets
resulting from operations	2,962,575	160,658	360,948	(38,014)	689,104

Dividends and Distributions to
Shareholders from:
Net investment income	(646,883)	—	(61,910)	—	(10,753)

Capital Share Transactions
Proceeds from shares created	82,803,467	12,532,454	10,315,381	13,781,645	7,570,677
Cost of shares redeemed	(4,015,606)	(1,257,277)	—	—	—

Net increase from capital share
transactions	78,787,861	11,275,177	10,315,381	13,781,645	7,570,677

Total increase in net assets	81,103,553	11,435,835	10,614,419	13,743,631	8,249,028

Net Assets
Beginning of period	11,535,835	100,000	—	—	—

End of period	$92,639,388	$11,535,835	$10,614,419	$13,743,631	$8,249,028

Including undistributed net
investment income as follows:	$412,162	$5,666	$956	$140	$19,539

Changes in Shares Outstanding
Shares outstanding, beginning
of period	454,000	4,000	—	—	—
Shares created	3,100,000	500,000	400,000	550,000	300,000
Shares redeemed	(150,000)	(50,000)	—	—	—

Shares outstanding, end of period	3,404,000	454,000	400,000	550,000	300,000

*	Commencement of operations

See notes to financial statements.

Statements of Changes in Net Assets (continued)

	IQ ARB Merger Arbitrage ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ South Korea Small Cap ETF
	For the Period November 16, 2009* to April 30, 2010	For the Period March 22, 2010* to April 30, 2010	For the Period March 22, 2010* to April 30, 2010	For the Period April 13, 2010* to April 30, 2010
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$11,030	$8,575	$(1,346)	$(941)
Net realized gain (loss)	205,068	124	(20)	(34,020)
Net change in net unrealized appreciation
(depreciation)	329,208	18,013	123,673	85,034

Net increase (decrease) in net assets resulting
from operations	545,306	26,712	122,307	50,073

Dividends and Distributions to Shareholders from:
Net investment income	(241)	—	—	—

Capital Share Transactions
Proceeds from shares created	31,057,239	8,946,114	8,984,430	2,500,000
Cost of shares redeemed	—	—	—	—

Net increase from capital share transactions	31,057,239	8,946,114	8,984,430	2,500,000

Total increase in net assets	31,602,304	8,972,826	9,106,737	2,550,073

Net Assets
Beginning of period	—	—	—	—

End of period	$31,602,304	$8,972,826	$9,106,737	$2,550,073

Including undistributed net investment income
(net of accumulated net investment loss)
as follows:	$(3,603)	$8,699	$(1,366)	$(34,767)

Changes in Shares Outstanding
Shares outstanding, beginning of period	—	—	—	—
Shares created	1,200,000	350,000	350,000	100,000
Shares redeemed	—	—	—	—

Shares outstanding, end of period	1,200,000	350,000	350,000	100,000

*	Commencement of operations

See notes to financial statements.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF	IQ CPI Inflation Hedged ETF	IQ ARB Global Resources ETF
	For the Year Ended April 30, 2010	For the Period March 24, 2009[1] to April 30, 2009	For the Period June 08, 2009[1] to April 30, 2010	For the Period October 26, 2009[1] April 30, 2010	For the Period October 26, 2009[1] April 30, 2010
Net asset value, beginning of period	$25.41	$25.00	$25.00	$25.00	$25.00

Investment Operations
Net investment income (loss)[2]	0.52	0.02	0.26	(0.02)	0.12
Net realized and unrealized gain
on investments	1.51	0.39	1.53	0.01	2.42

Net increase (decrease) in net
assets resulting from investment
operations	2.03	0.41	1.79	(0.01)	2.54

Distributions from net investment
income	(0.23)	—	(0.25)	—	(0.04)

Net asset value, end of period	$27.21	$25.41	$26.54	$24.99	$27.50

Total Return
Total investment return based on
net asset value[4]	8.00%	1.64%	7.16%	(0.04)%	10.18%

Ratios/Supplemental Data
Net assets, end of period
(000’s omitted)	$92,639	$11,536	$10,614	$13,744	$8,249
Ratio to average net assets of:
Expenses	0.77%	0.13%[5]	0.76%[6]	0.50%[6]	0.79%[6]
Net investment income (loss)	1.93%	0.08%[5]	1.10%[6]	(0.14)%[6]	0.93%[6]
Portfolio turnover rate[7]	169%	0%[8]	77%	44%	158%

See footnotes on page 39.

See notes to financial statements.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ ARB Merger Arbitrage ETF	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ South Korea Small Cap ETF
	For the Period November 16, 2009[1] to April 30, 2010	For the Period March 22, 2010[1] to April 30, 2010	For the Period March 22, 2010[1] to April 30, 2010	For the Period April 13, 2010[1] to April 30, 2010
Net asset value, beginning of period	$25.00	$25.00	$25.00	$25.00

Investment Operations
Net investment income (loss)[2]	0.03	0.03	(0.01)	(0.01)
Net realized and unrealized gain on investments	1.31	0.61	1.03	0.51

Net increase (decrease) in net assets resulting
from investment operations	1.34	0.64	1.02	0.50

Distributions from net investment income	—[3]	—	—	—

Net asset value, end of period	$26.34	$25.64	$26.02	$25.50

Total Return
Total investment return based on net
asset value[4]	5.37%	2.56%	4.08%	2.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$31,602	$8,973	$9,107	$2,550
Ratio to average net assets of:
Expenses	0.77%[6]	0.71%[6]	0.71%[6]	0.79%[6]
Net investment income (loss)	0.22%[6]	1.09%[6]	(0.20)%[6]	(0.79)%[6]
Portfolio turnover rate[7]	141%	0%	0%	1%

1	Commencement of operations.
2	Based on average shares outstanding.
3	Greater than $(0.005) per share.
4

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period.

5	Not annualized.
6	Annualized.
7	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions of the Fund’s capital shares.
8	Portfolio turnover rate for the period was greater than 0% yet less than 0.5%.

See notes to financial statements.

Notes to Financial Statements

April 30, 2010

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), which is currently comprised of eight active funds (collectively, the “Funds” and each individually, a “Fund”): IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ CPI Inflation Hedged ETF, IQ ARB Global Resources ETF, IQ ARB Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF and IQ South Korea Small Cap ETF. The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. The IQ Hedge Multi-Strategy Tracker ETF commenced operations on March 24, 2009; IQ Hedge Macro Tracker ETF commenced operations on June 8, 2009; IQ CPI Inflation Hedged ETF and IQ ARB Global Resources ETF commenced operations on October 26, 2009; IQ ARB Merger Arbitrage ETF commenced operations on November 16, 2009; IQ Australia Small Cap ETF and IQ Canada Small Cap ETF commenced operations on March 22, 2010; and IQ South Korea Small Cap ETF commenced operations on April 13, 2010.

The investment objective of the IQ Hedge Multi-Strategy Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Fund’s investment advisor.

The objective of the IQ Hedge Multi-Strategy Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles, which may include but are not limited to global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

The investment objective of the IQ Hedge Macro Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Macro Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ Hedge Macro Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy.

The investment objective of the IQ CPI Inflation Hedged ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ CPI Inflation Hedged Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ CPI Inflation Hedged Index is to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

The investment objective of the IQ ARB Global Resources ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ ARB Global Resources Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ ARB Global Resources Index is to identify investment opportunities in the global resources market segment.

The objective of the IQ ARB Merger Arbitrage ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ ARB Merger Arbitrage Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ ARB Merger Arbitrage Index is to seek to identify investment opportunities in the acquisition and merger market segment globally.

The objective of the IQ Australia Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Australia Small Cap Index, developed by IndexIQ, the parent company of the Advisor.

Notes to Financial Statements (continued)

April 30, 2010

The objective of the IQ Australia Small Cap Index is to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

The objective of the IQ Canada Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Canada Small Cap Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ Canada Small Cap Index is to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

The objective of the IQ South Korea Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ South Korea Small Cap Index, developed by IndexIQ, the parent company of the Advisor.

The objective of the IQ South Korea Small Cap Index is to give investors a means of tracking the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in South Korea.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, since their commencement of operations, the Funds have not had claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange Arca (“NYSE”) is open for trading. NAV per share is calculated by dividing a fund’s net assets by the number of fund shares outstanding. Securities and investment funds traded on any recognized national or foreign stock exchange are valued at the last quoted sale price or, if no sale price is available, at the bid price. Securities not listed on a national or foreign stock exchange may be valued on the basis of prices furnished by approved pricing services or at the closing bid price on the over-the-counter market.

If market quotations are not readily available, or if the Advisor determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures adopted by the Trust’s Board of Trustees (the “Board”). Market prices may not represent fair value, for example, if a security is thinly traded or if an event occurs between the market quotation and the time the security is to be valued which is expected affect the value of the security. The circumstances in which the Board may fair value a security include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

Notes to Financial Statements (continued)

April 30, 2010

The Funds utilized various inputs in determining the value of their investments. These inputs are summarized in the three broad levels as follows:

  Level 1 — quoted prices in active markets for identical investments

  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments at April 30, 2010:

	Level 1	Level 2	Level 3
IQ Hedge Multi-Strategy Tracker ETF
Investment Companies*	$88,879,978	$—	$—
Other Financial Instruments**	—	(484,566)	—

Total	$88,879,978	$(484,566)	$—

IQ Hedge Macro Tracker ETF
Investment Companies*	$10,227,085	$—	$—
Other Financial Instruments**	—	(49,574)	—

Total	$10,227,085	$(49,574)	$—

IQ CPI Inflation Hedged ETF
Investment Companies*	$13,230,484	$—	$—
Other Financial Instruments	—	—	—

Total	$13,230,484	$—	$—

IQ ARB Global Resources ETF
Common Stocks†	$7,468,473	$—	$—
Other Financial Instruments**	—	(3,600)	—

Total	$7,468,473	$(3,600)	$—

IQ ARB Merger Arbitrage ETF
Common Stocks*	$19,466,865	$—	$—
Other Financial Instruments**	—	71,025	—

Total	$19,466,865	$71,025	$—

IQ Australia Small Cap ETF
Common Stocks*	$8,959,803	$—	$—
Rights	—	5,422	—
Other Financial Instruments	—	—	—

Total	$8,959,803	$5,422	$—

IQ Canada Small Cap ETF
Common Stocks*	$9,088,095	$—	$—
Other Financial Instruments	—	—	—

Total	$9,088,095	$—	$—

IQ South Korea Small Cap ETF
Common Stocks*	$2,547,516	$—	$—
Other Financial Instruments	—	—	—

Total	$2,547,516	$—	$—

*	Please refer to the Schedule of Investments to view securities segregated by industry type.
**	Derivative instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

Notes to Financial Statements (continued)

April 30, 2010

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), by distributing substantially all of their net investment income and net realized gains to shareholders. Net investment income and net capital gains are typically distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Fund owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal Tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense. The Funds are required to analyze uncertain tax positions for all open tax years. Open tax years are those years that are open to examination by the relevant income taxing authority. The returns of the Funds for the period from commencement of operations through April 30, 2010 are open for examination. As of April 30, 2010, the Funds have no examinations in progress.

The Funds have concluded that there is no tax liability resulting from uncertain income tax positions taken or expected to be taken. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Foreign Currency Translation

The books and records of the Funds are maintained in the U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Notes to Financial Statements (continued)

April 30, 2010

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. The Funds’ investment income, expenses and unrealized and realized gains and losses are allocated daily. The Funds distribute substantially all of their net investment income to shareholders in the form of dividends. Realized capital gains or losses are recorded whenever a Fund sells securities.

Expenses

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Funds pay the Advisor an advisory fee, based on of the average daily net assets of each fund, at the following annual rates:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ CPI Inflation Hedged ETF	0.48%
IQ ARB Global Resources ETF	0.75%
IQ ARB Merger Arbitrage ETF	0.75%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ South Korea Small Cap ETF	0.79%

Such fee is accrued daily and paid monthly. The Advisor has retained Mellon Capital Management Corporation (“MCM”), which is unaffiliated with the Advisor, to serve as the sub-advisor to the Funds (other than the IQ ARB Merger Arbitrage ETF) pursuant to a sub-advisory agreement, to conduct the day-to-day portfolio management of the Funds. Pursuant to MCM’s sub-advisory agreement, the Advisor pays MCM an annual fee, payable monthly for its services. The Advisor has retained Esposito Partners, LLC (“Esposito”), which is unaffiliated with the Advisor, to serve as the sub-advisor to the IQ ARB Merger Arbitrage ETF pursuant to a sub-advisory agreement, to conduct the day-to-day portfolio management of the Fund. Pursuant to Esposito’s sub-advisory agreement, the Advisor pays Esposito an annual fee, payable monthly, for its services.

Distribution Agreement

The Funds have adopted a Distribution Services Agreement with ALPS Distributors, Inc. (the “Distributor”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. The Board has resolved not to authorize the payment of Rule 12b-1 fees prior to June 30, 2011. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) is an affiliate of MCM and serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Notes to Financial Statements (continued)

April 30, 2010

4. ORGANIZATIONAL AND OFFERING COSTS

Expenses incurred in connection with organizing and the offering of the Trust and each Fund were paid by the Advisor. The Funds do not have an obligation to reimburse the Advisor or its affiliates for organizational and offering expenses paid on their behalf.

5. CAPITAL SHARE TRANSACTIONS

As of April 30, 2010, there was an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in statement of changes in net assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. FEDERAL INCOME TAX

At April 30, 2010, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes were as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$84,622,821	$4,790,591	$533,434	$4,257,157
IQ Hedge Macro Tracker ETF	9,676,388	569,236	18,539	550,697
IQ CPI Inflation Hedged ETF	13,243,159	28,756	41,431	(12,675)
IQ ARB Global Resources ETF	7,019,365	561,844	112,736	449,108
IQ ARB Merger Arbitrage ETF	19,210,525	478,318	221,978	256,340
IQ Australia Small Cap ETF	8,965,113	229,520	229,407	113
IQ Canada Small Cap ETF	9,041,314	356,652	309,871	46,781
IQ South Korea Small Cap ETF	2,462,569	129,560	44,613	84,947

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at April 30, 2010.

At April 30, 2010, the components of distributable earnings/loss on a tax-basis were as follows:

Fund	Undistributed Net Investment Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation (Depreciation)	Total Earnings (Losses)
IQ Hedge Multi-Strategy Tracker ETF	$396,083	$(2,143,066)	$3,772,591	$2,025,608
IQ Hedge Macro Tracker ETF	—	(196,225)	501,123	304,898
IQ CPI Inflation Hedged ETF	—	(11,613)	(12,675)	(24,288)
IQ ARB Global Resources ETF	19,539	210,760	449,035	679,334
IQ ARB Merger Arbitrage ETF	(3,604)	292,095	256,595	545,086
IQ Australia Small Cap ETF	26,595	—	117	26,712
IQ Canada Small Cap ETF	75,553	—	46,754	122,307
IQ South Korea Small Cap ETF	(34,767)	—	84,949	50,182

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts and post-October losses.

Notes to Financial Statements (continued)

April 30, 2010

At April 30, 2010, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Fund	Undistributed Net Investment Income (Accumulated Net Investment Loss)	Accumulated Net Realized Gain (Loss) on Investments	Paid-in Capital
IQ Hedge Multi-Strategy Tracker ETF	$(88,319)	$(336,742)	$425,061
IQ Hedge Macro Tracker ETF	(1,903)	7,763	(5,860)
IQ CPI Inflation Hedged ETF	7,110	6,616	(13,726)
IQ ARB Global Resources ETF	(1,077)	2,060	(983)
IQ ARB Merger Arbitrage ETF	(14,392)	14,413	(21)
IQ Australia Small Cap ETF	124	(124)	—
IQ Canada Small Cap ETF	(20)	20	—
IQ South Korea Small Cap ETF	(33,826)	33,935	(109)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of net operating losses, distribution reclassifications and foreign currency reclassifications.

The tax character of distributions paid during the period ended April 30, 2010 is as follows:

Fund	Ordinary Income
IQ Hedge Multi-Strategy Tracker ETF	$646,883
IQ Hedge Macro Tracker ETF	61,910
IQ CPI Inflation Hedged ETF	—
IQ ARB Global Resources ETF	10,753
IQ ARB Merger Arbitrage ETF	241
IQ Australia Small Cap ETF	—
IQ Canada Small Cap ETF	—
IQ South Korea Small Cap ETF	—

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the period ended April 30, 2010, the Funds incurred and elected to defer to May 1, 2010 post-October losses of:

Fund	Post-October Currency Losses	Post-October Capital Losses
IQ Hedge Multi-Strategy Tracker ETF	$—	$1,334,217
IQ Hedge Macro Tracker ETF	—	121,334
IQ CPI Inflation Hedged ETF	—	11,614
IQ ARB Global Resources ETF	1,605	58,260
IQ ARB Merger Arbitrage ETF	14,413	10,736
IQ Australia Small Cap ETF	—	—
IQ Canada Small Cap ETF	—	—
IQ South Korea Small Cap ETF	34,767	—

Notes to Financial Statements (continued)

April 30, 2010

At April 30, 2010, the Funds listed below had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	April 30, 2018
IQ Hedge Multi-Strategy Tracker ETF	$808,849
IQ Hedge Macro Tracker ETF	74,891
IQ CPI Inflation Hedged ETF	—
IQ ARB Global Resources ETF	—
IQ ARB Merger Arbitrage ETF	—
IQ Australia Small Cap ETF	—
IQ Canada Small Cap ETF	—
IQ South Korea Small Cap ETF	—

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments for the period ended April 30, 2010 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$94,433,942	$94,281,606	$76,555,967	$3,794,957
IQ Hedge Macro Tracker ETF	4,988,914	5,287,007	10,044,732	—
IQ CPI Inflation Hedged ETF	4,202,702	4,732,771	13,776,407	—
IQ ARB Global Resources ETF	9,072,783	9,597,556	7,237,292	—
IQ ARB Merger Arbitrage ETF	11,248,107	13,521,772	21,174,202	—
IQ Australia Small Cap ETF	299,329	—	8,648,014	—
IQ Canada Small Cap ETF	17,839	—	8,946,557	—
IQ South Korea Small Cap ETF	2,479,518	17,782	—	—

8. DERIVATIVE FINANCIAL INSTRUMENTS

Certain Funds in the Trust use total return swaps to achieve the same exposures as those of certain of their underlying index components. The Funds segregate liquid assets, which may include securities, cash or cash equivalents, to cover their daily marked-to-market net obligations under outstanding swap agreements. At April 30, 2010, the IQ Multi-Strategy Tracker ETF and IQ Macro Tracker ETF held $2,551,188 and $242,605, respectively, in cash as collateral for swaps.

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective underlying index components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund is required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain.

Notes to Financial Statements (continued)

April 30, 2010

At April 30, 2010, the fair values of derivative instruments were as follows:

Asset Derivatives1

	Equity Risk	Total

IQ Hedge Multi-Strategy Tracker ETF	$—	$—
IQ Hedge Macro Tracker ETF	—	—
IQ CPI Inflation Hedged ETF	—	—
IQ ARB Global Resources ETF	23,335	23,335
IQ ARB Merger Arbitrage ETF	253,965	253,965
IQ Australia Small Cap ETF	—	—
IQ Canada Small Cap ETF	—	—
IQ South Korea Small Cap ETF	—	—

1	Statement of Assets and Liabilities location: Variation margin receivable.

Liability Derivatives2

	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF	$484,566	$484,566
IQ Hedge Macro Tracker ETF	49,574	49,574
IQ CPI Inflation Hedged ETF	—	—
IQ ARB Global Resources ETF	—	—
IQ ARB Merger Arbitrage ETF	—	—
IQ Australia Small Cap ETF	—	—
IQ Canada Small Cap ETF	—	—
IQ South Korea Small Cap ETF	—	—

2	Statement of Assets and Liabilities location: Unrealized depreciation on swap transactions.

Transactions in derivative instruments during the period ended April 30, 2010, were as follows:

	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Realized loss[3]
Futures contracts	$(1,154,869)	$(1,154,869)
Swap transactions	(995,828)	(995,828)

Total realized loss	$(2,150,697)	$(2,150,697)

Unrealized depreciation[4]
Swap transactions	$(484,566)	$(484,566)

Total unrealized depreciation	$(484,566)	$(484,566)

IQ Hedge Macro Tracker ETF
Realized loss[3]
Futures contracts	$(38,030)	$(38,030)
Swap transactions	(96,662)	(96,662)

Total realized loss	$(134,692)	$(134,692)

Unrealized depreciation[4]
Swap transactions	$(49,574)	$(49,574)

Total unrealized depreciation	$(49,574)	$(49,574)

IQ CPI Inflation Hedged ETF
Realized loss[3]
Swap transactions	$(15,190)	$(15,190)

Total realized loss	$(15,190)	$(15,190)

Notes to Financial Statements (continued)

April 30, 2010

	Equity Risk	Total
IQ ARB Global Resources ETF
Realized loss[3]
Futures contracts	$(92,487)	$(92,487)

Total realized loss	$(92,487)	$(92,487)

Unrealized depreciation[4]
Futures contracts	$(3,600)	$(3,600)

Total unrealized depreciation	$(3,600)	$(3,600)

IQ ARB Merger Arbitrage ETF
Realized loss[3]
Futures contracts	$(88,919)	$(88,919)

Total realized loss	$(88,919)	$(88,919)

Unrealized appreciation[4]
Futures contracts	$71,025	$71,025

Total unrealized appreciation	$71,025	$71,025

3	Statement of Operations location: Net realized gain (loss) from swap transactions, futures contracts or foreign currency transactions.
4	Statement of Operations location: Net change in net unrealized appreciation (depreciation) on swap transactions and futures contracts.

For the period ended April 30, 2010, the monthly average values of the derivatives held by the Funds were as follows:

Fund	Swap Contracts	Futures Contracts
IQ Multi-Strategy ETF	$1,615,668	$(3,831,163)
IQ Macro Tracker ETF	207,147	(448,453)
IQ CPI Inflation ETF	(1,449)	—
IQ ARB Global Resources ETF	—	(1,225,042)
IQ ARB Merger Arbitrage ETF	—	(2,284,558)

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below, some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Fund of Funds Risk*

Certain of the Funds’ investment performance, because they are funds of funds, depends on the investment performance of the Underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the Underlying ETFs that comprise its Underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETFs in which it invests.

Index Risk

The Underlying Indexes are new and have limited historical performance data that is not predictive of future results. In addition, the Underlying Indexes and the Funds rebalance only on a monthly or quarterly basis, which may cause the performance of the Underlying Indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

*	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF and IQ CPI Inflation Hedged ETF.

Notes to Financial Statements (continued)

April 30, 2010

Tracking Error Risk

Each Fund’s performance may not match its Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor and MCM or Esposito, as applicable, to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur.

Foreign Securities Risk

The Funds invest directly or indirectly (through Underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Small Capitalization Companies Risk**

Certain of the Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

New Fund Risk

The Funds are new funds. As new funds, there can be no assurance that the Funds will grow to or maintain an economically viable size, in which case the Funds may experience greater tracking error to their Underlying Indexes than they otherwise would be at higher asset levels or they could ultimately liquidate.

**	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF and IQ South Korea Small Cap ETF.

10. UNAUDITED TAX INFORMATION

Qualified Dividend Income — Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of ordinary income distributions for the period ended April 30, 2010 taxed at a maximum rate of 15% is as follows:

IQ Hedge Multi-Strategy Tracker ETF	16.34%
IQ Hedge Macro Tracker ETF	44.63%
IQ CPI Inflation Hedged ETF	0.00%
IQ ARB Global Resources ETF	15.50%
IQ ARB Merger Arbitrage ETF	3.05%
IQ Australia Small Cap ETF	0.00%
IQ Canada Small Cap ETF	0.00%
IQ South Korea Small Cap ETF	0.00%

Dividends Received Deduction — For corporate shareholders, the percentage of ordinary income distributions for the period ended April 30, 2010 that qualifies for the dividends received deduction is as follows:

IQ Hedge Multi-Strategy Tracker ETF	0.00%
IQ Hedge Macro Tracker ETF	0.00%
IQ CPI Inflation Hedged ETF	0.00%
IQ ARB Global Resources ETF	7.60%
IQ ARB Merger Arbitrage ETF	8.65%
IQ Australia Small Cap ETF	0.00%
IQ Canada Small Cap ETF	0.00%
IQ South Korea Small Cap ETF	0.00%

Notes to Financial Statements (continued)

April 30, 2010

Foreign Taxes Paid — The following Funds elect under the Internal Revenue Code Section 853 to pass through foreign taxes paid to their shareholders. The total amounts of foreign taxes passed through to shareholders on a per share basis for the period ended April 30, 2010, are as follows:

Foreign Taxes Per Share

IQ Hedge Multi-Strategy Tracker ETF	$—
IQ Hedge Macro Tracker ETF	—
IQ CPI Inflation Hedged ETF	—
IQ ARB Global Resources ETF	0.0129
IQ ARB Merger Arbitrage ETF	—
IQ Australia Small Cap ETF	0.0003
IQ Canada Small Cap ETF	0.0017
IQ South Korea Small Cap ETF	—

11. SUBSEQUENT EVENTS

The Funds have adopted authoritative standards of accounting for and disclosure of, events that occur after the Statement of Assets and Liabilities date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of IndexIQ ETF Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ CPI Inflation Hedged ETF, IQ ARB Global Resources ETF, IQ ARB Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF and IQ South Korea Small Cap ETF (eight of the funds constituting the IndexIQ ETF Trust) (the “Funds”), as of April 30, 2010, and the related statements of operations and the changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the funds constituting the IndexIQ ETF Trust at April 30, 2010, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

New York, New York
June 28, 2010

Board Review of Investment Advisory and Sub-Advisory Agreements (unaudited)

General Background

IndexIQ Advisors LLC (“Advisor”) acts as the Trust’s investment advisor and has been appointed by the Trust to provide to the Funds directly, or to arrange for the provision through third parties of, investment advisory services pursuant to an investment advisory agreement with the Funds (the “Investment Advisory Agreement”). The Advisor is a registered investment adviser under the U.S. Investment Advisers Act of 1940, as amended (the “Advisers Act”). Each Fund pays the Advisor a fee for its investment advisory services as a percentage of the Fund’s assets. That fee is accrued daily and payable monthly at an annual rate of the Fund’s average daily net assets as follows:

IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ CPI Inflation Hedged ETF	0.48%
IQ ARB Merger Arbitrage ETF	0.75%
IQ ARB Global Resources ETF	0.75%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ South Korea Small Cap ETF	0.79%
IQ Taiwan Small Cap ETF	0.79%

The Advisor has arranged for the provision of investment advisory services by a third party pursuant to a sub-advisory agreement between the Advisor and Mellon Capital Management Corporation (“MCM”), a registered investment adviser under the Advisers Act (the “MCM Investment Sub-Advisory Agreement”) for all funds other than the IQ ARB Merger Arbitrage ETF. The Advisor pays MCM a fee for its investment advisory services. That fee is accrued daily and payable monthly at an annual rate of 0.12% of the Funds’ (excluding IQ CPI Inflation Hedged ETF) average daily net assets up to $100 million and at an annual rate of 0.07% of the Funds’ (excluding IQ CPI Inflation Hedged ETF) average daily net assets in excess of $100 million (for the IQ CPI Inflation hedged ETF, the annual rates are 0.08% and 0.04%, respectively, of average daily net assets). With respect to the IQ ARB Merger Arbitrage ETF, the Advisor has entered into a sub-advisory agreement with Esposito Partners, LLC (“Esposito”), a registered investment adviser under the Advisers Act (the “Esposito Investment Sub-Advisory Agreement” and together with the MCM Investment Sub-Advisory Agreement, the “Investment Sub-Advisory Agreements”). The Advisor pays Esposito a fee for its investment advisory services. That fee is accrued daily and payable monthly at an annual rate of 0.08% of the Fund’s average daily net assets up to $100 million and at an annual rate of 0.04% of the Fund’s average daily net assets in excess of $100 million.

Annual Approval Process

The Trust’s Board of Trustees (the “Board”), including those Trustees who would not be considered “interested persons” of the Trust (the “Independent Trustees”), as that term is defined in the Investment Company Act of 1940, as amended, voting separately, is legally required to review and approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreements initially and thereafter annually following the completion of an initial two year term. In determining whether it was appropriate to approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreements, the Board requested from the Advisor, MCM and Esposito information that the Board believed to be reasonably necessary to reach its conclusion. At an “in-person” meeting held on March 16, 2010 (the “Meeting”), the Board discussed issues pertaining to the proposed approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreements with representatives from the Advisor and with legal counsel, including a separate consultation between the Independent Trustees and legal counsel. This information formed the primary basis for the Trustees’ determinations. During the Meeting the Trustees reviewed a memorandum which detailed the duties and responsibilities of the Trustees with respect to their consideration of the Investment Advisory Agreement and the Investment Sub-Advisory Agreements. The Trustees reviewed the contract approval materials provided by the Advisor, MCM and Esposito, including, but not limited to (1) organizational overviews of the Advisor, MCM and Esposito and biographies of the personnel providing services to the Funds, (2) a copy of the Investment Advisory Agreement and the Investment Sub-Advisory Agreements, (3) Forms ADV of the Advisor, MCM and Esposito, and (4) exchange-traded fund and mutual fund industry fee comparison data.

Board Review of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

In view of the broad scope and variety of factors and information reviewed by the Board, the Board did not find it practicable to, and did not, make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determinations to approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreements. The Board did not identify any particular information that was all-important or controlling. The approval determination was made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, although individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

Specifically, the Board reviewed information that included: (1) the nature, extent, quality and costs of the services that the Advisor, MCM and Esposito are expected to provide to the Funds; (2) the management philosophies, personnel and processes of the Advisor, MCM and Esposito; (3) the structures of the Advisor, MCM and Esposito and their ability to provide services to the Funds, based on their financial condition, as well as the credentials, reputation, background and investment experience of its personnel; (4) the anticipated costs of services provided and the projected profits to be realized by the Advisor, MCM and Esposito and their affiliates from the relationship with the Funds; and (5) the economies of scale, or lack thereof in the case of the Advisor, in the structure of the affiliation of the Advisor, MCM and Esposito with the Funds and whether such factor impacts the performance for investors as the Funds grow. The Advisor had no prior performance figures to be considered.

The Board gave substantial consideration to the fees payable under the Advisory Agreement. In this connection, the Board evaluated the Advisor’s anticipated costs and profitability in serving as investment adviser to the Funds, including the costs associated with the personnel, systems and equipment necessary to manage the Funds and the costs associated with compensating the Sub-Advisor. The Board also examined the fees to be paid by each Fund in light of fees paid to other investment managers by comparable funds and the method of computing each Fund’s fee. After comparing the fees with those of comparable funds and in light of the quality and extent of services to be provided and the costs anticipated to be incurred by the Advisor, the Board concluded that the level of the fees paid to the Advisor with respect to each Fund is fair and reasonable.

Approval of Investment Advisory Agreement and the Investment Sub-Advisory Agreements

At the Meeting, based on its conclusions, and with the assistance of counsel, the Board including the Independent Trustees determined that the proposed agreements with the Advisor and MCM and the Advisor and Esposito were fair and reasonable. Accordingly, the Board voted, and the Independent Trustees voted separately, to unanimously approve the Investment Advisory Agreement and the Investment Sub-Advisory Agreements.

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee

Reena Aggarwal 1957	Trustee	Since August 2008	Deputy Dean, McDonough School of Business, Georgetown University (2006 to 2008); Visiting Professor of Finance, Sloan School of Management, MIT (2005-2006); Interim Dean, McDonough School of Business, Georgetown University (2004-2005); Stallkamp Faculty Fellow and Professor of Finance, McDonough School of Business, Georgetown University (2003-Present).	10	FBR Funds (11 portfolios)

Gene Chao 1970	Trustee	Since August 2008	Vice President — Strategic Services, Dimension Data, Americas (2007 to present); Senior Vice President — Strategic Outsourcing, France Telecom Americas (2004-2007); Managing Director — Business Consulting, Xansa, North America (2003-2004).	10	None

Interested Trustee[5]

Adam S. Patti 1970	Chairman and Trustee President and Principal Executive Officer	Since November 2008 Since July 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); Chief Executive Officer, IndexIQ (2006 to present); Associate Publisher, Time Inc. (2006); Executive Director, Time Inc. (2005); Director, Time Inc. (2003 to 2004).	10	None

Officers of the Trust

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary, IndexIQ Trust (2008 to present); Chairman and Trustee, IndexIQ ETF Trust (July 2008 to November 2008); Chairman and Trustee, IndexIQ Trust (February 2008 to November 2008); Chief Operating Officer, the Advisor (2007 to present); Chief Operating Officer, IndexIQ (2006 to present); Director, Time Inc. (2004 to 2006).

David Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer	Since October 2008	Treasurer, Principal Financial Officer and Chief Compliance Officer, IndexIQ Trust (2008 to present); Executive Vice President, IndexIQ (2006 to present); Vice President, Groton Partners LLC (2005 to 2006); Principal, Circle Peak Capital LLC (2003 to 2005).

1	The address of each Trustee or officer is c/o IndexIQ, 800 Westchester Avenue, Suite N-611, Rye Brook, New York 10573.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupation(s) of the Trustees may cover more than the past five years.
4

The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.

5	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.

ANNUAL REPORT | APRIL 30, 2010

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ CPI Inflation Hedged ETF
IQ ARB Global Resources ETF
IQ ARB Merger Arbitrage ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ South Korea Small Cap ETF

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue,
Suite N-611
Rye Brook, NY 10573

Sub-Advisor
Mellon Capital Management Corp.
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm
Ernst & Young LLP
Five Times Square
New York, NY 10036

Item 2. Code of Ethics.

a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.

b). There have not been any changes to the Code of Ethics.

c). Not Applicable

d). During the period, Registrant granted no waivers from the provisions of its code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer or persons performing similar functions.

e). Not Applicable

f). Attached

Item 3. Audit Committee Financial Expert.

a). The Registrant’s Board of Trustees has one audit committee financial expert serving on its audit committee, an “independent” Trustee, Reena Aggarwal. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:

2010:	$125,000
2009:	$28,000

b). Audit-Related Fees: the aggregate fees billed in each of the previous last two fiscal years for assurance and related services by the principal accountant that are principally related to the

Registrant’s tax return reviews and are not reported under paragraph (a) of this item are as follows:

2010:	$22,500
2009:	$1,500

c). Tax Fees, the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:

2010:	$36,400
2009:	$0

d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:

2010:	$0
2009:	$0

e) Audit Committee Pre-Approval Policies and Procedures.

     (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.

     (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.

(f) No response required.

(g) The aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the period ended April 30, 2010 were as follows:

2010:	$58,900
2009:	$29,500

(h) Not Applicable

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and the members of such committee are Reena Aggarwal and Gene Chao.

(b) Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)

There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached

(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: IndexIQ ETF Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: June 28, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: IndexIQ ETF Trust

By: /s/ Adam S. Patti

Adam S. Patti, Principal Executive Officer

Date: June 28, 2010

By: /s/ David L. Fogel

David L. Fogel, Principal Financial Officer

Date: June 28, 2010